UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

SunAmerica Specialty Series—2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 27.7%
Resolution Funding Corp. - 27.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $6,211,138)	$7,000,000	$6,655,502

U.S. GOVERNMENT TREASURIES - 64.6%
United States Treasury Bonds - 64.6%
United States Treasury Bonds STRIPS zero coupon due 08/15/2020(1) (cost $14,350,329)	16,290,000	15,541,035

Total Long-Term Investment Securities (cost $20,561,467)		22,196,537

SHORT-TERM INVESTMENT SECURITIES - 2.1%
U.S. Government Treasuries - 2.1%
United States Treasury Bills 1.09% due 01/11/2018 (cost $497,555)	500,000	497,498

REPURCHASE AGREEMENTS - 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $1,366,005 collateralized by $1,265,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $1,394,009 (cost $1,366,000)	1,366,000	1,366,000

TOTAL INVESTMENTS (cost $22,425,022)(2)	100.1%	24,060,035
Liabilities in excess of other assets	(0.1)	(19,313)

NET ASSETS	100.0%	$24,040,722

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	September 2017	$122,365	$123,400	$1,035

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$6,655,502	$—	$6,655,502
U.S. Government Treasuries	—	15,541,035	—	15,541,035
Short-Term Investment Securities	—	497,498	—	497,498
Repurchase Agreements	—	1,366,000	—	1,366,000

Total Investments at Value	$—	$24,060,035	$—	$24,060,035

Other Financial Instruments:†
Futures Contracts	$1,035	$—	$—	$1,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Commodity Strategy Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2017@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES - 7.6%
United States Treasury Notes - 7.6%
1.13% due 07/31/2019 FRS	$200,000	$200,005
1.14% due 04/30/2019 FRS	600,000	600,289
1.24% due 10/31/2017 FRS	1,200,000	1,200,561
1.26% due 04/30/2018 FRS	1,000,000	1,001,514

Total U.S. Government Treasuries (cost $3,000,702)		3,002,369

COMMON STOCKS - 1.2%
Investment Companies - 1.2%
Uranium Participation Corp.†(1) (cost $587,808)	153,824	471,312

OPTIONS-PURCHASED - 0.0%
Put Options Purchased(1)(4) (cost $10,472)	4,489	3,404

Total Long-Term Investment Securities (cost $3,598,982)		3,477,085

SHORT-TERM INVESTMENT SECURITIES - 15.9%
U.S. Government Agencies - 15.9%
Federal Farm Credit Bank FRS
1.26% due 08/04/2017	350,000	350,006
Federal Home Loan Bank
1.05% due 09/26/2017	1,000,000	998,429
1.06% due 10/13/2017	900,000	898,084
1.06% due 10/18/2017	750,000	748,294
1.07% due 11/09/2017	300,000	299,100
1.11% due 12/01/2017	600,000	597,784
1.14% due 01/26/2018	1,199,000	1,192,360
1.15% due 01/12/2018	500,000	497,449
1.15% due 01/24/2018	300,000	298,357
Federal National Mtg. Assoc.
0.08% due 08/28/2017	150,000	149,989
0.08% due 09/27/2017	284,000	283,922

Total Short-Term Investment Securities (cost $6,313,552)		6,313,774

REPURCHASE AGREEMENTS - 70.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	1,945,000	1,945,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	430,000	430,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	4,080,000	4,080,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	900,000	900,000
BNP Paribas SA Joint Repurchase Agreement(2)	6,940,000	6,940,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	1,535,000	1,535,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,695,000	1,695,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	375,000	375,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	8,175,000	8,175,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	1,820,000	1,820,000

Total Repurchase Agreements (cost $27,895,000)		27,895,000

TOTAL INVESTMENTS (cost $37,807,534) (3)	95.1%	37,685,859
Other assets less liabilities	4.9	1,936,639

NET ASSETS	100.0%	$39,622,498

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Commodity Strategy Fund to the “AIG Commodity Strategy Fund,” effective February 28, 2017.
@	Consolidated (see Note 1).
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Put Options – Purchased

Over The Counter Purchased Put Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Bloomberg Industrial Metals Subindex	Nov-17	$109.00	4,489	$10,472	$3,404	$(7,068)

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Exchange Traded Written Put Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received		Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Brent Crude Futures	Oct-17	$70.00	1	$14,800	*	$17,040	$(2,240)

*	Represents value at trade date

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
43	Long	Aluminum Futures	September 2017	$2,077,330	$2,051,638	$(25,692)
10	Short	Aluminum Futures	December 2017	467,262	481,375	(14,113)
72	Long	Brent Crude Futures	October 2017	3,499,900	3,795,840	295,940
5	Long	Brent Crude Futures	December 2017	261,700	265,100	3,400
12	Short	Brent Crude Futures	December 2018	595,608	643,560	(47,952)
6	Short	Brent Crude Futures	December 2019	310,980	325,740	(14,760)
2	Long	Cocoa Futures	September 2017	39,880	41,200	1,320
2	Long	Cocoa Futures	December 2017	41,600	41,740	140
8	Long	Coffee Futures	September 2017	398,719	417,750	19,031
3	Long	Coffee Futures	December 2017	159,638	160,594	956
16	Long	Copper Futures	September 2017	2,280,689	2,542,600	261,911
1	Short	Copper Futures	September 2017	158,024	158,913	(889)
143	Long	Corn Futures	September 2017	2,647,675	2,650,863	3,188
26	Short	Corn Futures	December 2017	502,050	500,175	1,875
4	Long	Cotton Futures	December 2017	136,500	137,720	1,220
1	Long	Gasoil Futures	September 2017	43,075	48,750	5,675
23	Long	Gasoline Futures	September 2017	1,449,908	1,619,596	169,688
10	Short	Gasoline Futures	December 2017	607,186	630,420	(23,234)
7	Long	Gold Futures	December 2017	872,340	891,380	19,040
14	Long	Heating Oil Futures	September 2017	891,479	980,431	88,952
66	Long	Natural Gas Futures	September 2017	1,905,030	1,844,040	(60,990)
2	Long	Natural Gas Futures	January 2018	67,740	63,460	(4,280)
13	Short	Natural Gas Futures	April 2018	368,370	363,350	5,020
1	Short	Natural Gas Futures	January 2020	28,370	30,170	(1,800)
1	Short	Natural Gas Futures	February 2020	28,370	29,900	(1,530)
1	Short	Natural Gas Futures	March 2020	28,370	29,270	(900)
1	Short	Natural Gas Futures	April 2020	28,370	26,070	2,300
1	Short	Natural Gas Futures	May 2020	28,370	25,890	2,480
1	Short	Natural Gas Futures	June 2020	28,370	26,190	2,180
1	Short	Natural Gas Futures	July 2020	28,370	26,510	1,860
1	Short	Natural Gas Futures	August 2020	28,370	26,720	1,650
1	Short	Natural Gas Futures	September 2020	28,370	26,700	1,670
1	Short	Natural Gas Futures	October 2020	28,370	26,970	1,400
1	Short	Natural Gas Futures	November 2020	28,370	27,690	680
1	Short	Natural Gas Futures	December 2020	28,370	29,170	(800)
10	Long	Nickel Futures	September 2017	542,467	611,550	69,083
12	Long	Silver Futures	September 2017	1,020,180	1,007,160	(13,020)
29	Long	Soybean Futures	November 2017	1,396,213	1,460,513	64,300
35	Long	Soybean Meal Futures	December 2017	1,044,830	1,138,900	94,070
36	Long	Soybean Oil Futures	December 2017	707,004	758,808	51,804
64	Long	Sugar Futures	October 2017	1,022,571	1,068,749	46,178
45	Long	Wheat Futures	September 2017	1,104,425	1,067,625	(36,800)
25	Long	Wheat Futures	September 2017	596,138	593,438	(2,700)
10	Short	Wheat Futures	December 2017	269,300	249,875	19,425
4	Long	WTI Crude Futures	October 2017	196,920	201,040	4,120
38	Long	WTI Crude Futures	January 2018	1,802,052	1,920,140	118,088
9	Short	WTI Crude Futures	December 2018	483,387	454,950	28,437
15	Long	Zinc Futures	September 2017	970,689	1,046,156	75,467

						$1,213,088

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation/ (Depreciation)
Chase Bank NA	12,339	09/29/2017	(0.090)%		Bloomberg Commodity Index	$—
Chase Bank NA	541	09/29/2017	(0.200)%		S&P GSCI Grains Index	—
Goldman Sachs International	209	09/29/2017	(0.150)%		S&P GSCI Industrial Metals Index	—
Barclays Capital, Inc.	575	10/31/2017	(0.160)%		Bloomberg Silver Subindex	—
Goldman Sachs International	244	11/29/2017	$(17.11	) per oz.	LBMA Silver Price	(4,557)
Barclays Capital, Inc.	260	02/15/2018	(0.300)%		Bloomberg Soybean Meal Subindex	—
Chase Bank NA	909	06/07/2018	(0.090)%		Bloomberg Commodity Index	—

						$(4,557)

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
†	Illiquid security. At July 31, 2017, the aggregate value of these securities was $(4,557), representing 0.0% of net assets.
LMBA	- London Bullion Market Association

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Treasuries	$—	$3,002,369	$—	$3,002,369
Common Stocks	471,312	—	—	471,312
Options-Purchased	—	3,404	—	3,404
Short-Term Investment Securities	—	6,313,774	—	6,313,774
Repurchase Agreements	—	27,895,000	—	27,895,000

Total Investments at Value	$471,312	$37,214,547	$—	$37,685,859

Other Financial Instruments:+
Futures Contracts	$1,462,548	$—	$—	$1,462,548

LIABILITIES:
Other Financial Instruments:+
Exchange Traded Written Put Options	$2,240	$—	$—	$2,240
Futures Contracts	249,460	—	—	249,460
Over the Counter Total Return Swap Contracts	—	4,557	—	4,557

	$251,700	$4,557	$—	$256,257

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swaps contract, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS - July 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 99.9%
Auction Houses/Art Dealers - 2.4%
KAR Auction Services, Inc.	11,467	$482,073

Beverages-Non-alcoholic - 5.2%
Dr Pepper Snapple Group, Inc.	5,480	499,557
PepsiCo, Inc.	4,710	549,233

		1,048,790

Commercial Services-Finance - 2.3%
Western Union Co.	23,219	458,575

Computer Services - 2.4%
International Business Machines Corp.	3,440	497,665

Computers - 3.0%
HP, Inc.	31,955	610,340

Consumer Products-Misc. - 5.4%
Clorox Co.	4,204	561,192
Kimberly-Clark Corp.	4,292	528,603

		1,089,795

Cosmetics & Toiletries - 5.3%
Colgate-Palmolive Co.	7,505	541,861
Procter & Gamble Co.	5,854	531,660

		1,073,521

Dental Supplies & Equipment - 2.5%
Patterson Cos., Inc.	12,281	512,363

Electric-Integrated - 2.3%
AES Corp.	41,990	469,448

Electronic Components-Semiconductors - 5.1%
Intel Corp.	13,667	484,769
Texas Instruments, Inc.	6,756	549,803

		1,034,572

Engines-Internal Combustion - 2.9%
Cummins, Inc.	3,566	598,731

Enterprise Software/Service - 2.3%
CA, Inc.	15,142	470,008

Finance-Other Services - 2.4%
CME Group, Inc.	4,050	496,611

Food-Misc./Diversified - 2.2%
General Mills, Inc.	7,901	439,770

Insurance-Property/Casualty - 3.2%
First American Financial Corp.	13,470	652,083

Investment Management/Advisor Services - 5.8%
Legg Mason, Inc.	15,978	639,280
T. Rowe Price Group, Inc.	6,537	540,740

		1,180,020

Medical-Biomedical/Gene - 2.5%
Gilead Sciences, Inc.	6,582	500,824

Medical-Drugs - 2.7%
AbbVie, Inc.	7,989	558,511

Medical-Wholesale Drug Distribution - 2.6%
Cardinal Health, Inc.	6,801	525,445

Networking Products - 2.5%
Cisco Systems, Inc.	16,175	508,704

Office Automation & Equipment - 5.1%
Pitney Bowes, Inc.	31,911	502,279
Xerox Corp.	17,259	529,334

		1,031,613

Printing-Commercial - 1.8%
RR Donnelley & Sons Co.	30,018	371,022

Publishing-Books - 2.4%
John Wiley & Sons, Inc., Class A	8,848	488,852

Retail-Computer Equipment - 2.1%
GameStop Corp., Class A	19,565	424,365

Retail-Consumer Electronics - 3.0%
Best Buy Co., Inc.	10,299	600,844

Retail-Mail Order - 2.0%
Williams-Sonoma, Inc.	8,848	410,813

Retail-Major Department Stores - 2.1%
Nordstrom, Inc.	8,980	436,158

Retail-Restaurants - 4.1%
Brinker International, Inc.	9,684	343,491
Dunkin’ Brands Group, Inc.	9,265	491,323

		834,814

Telephone-Integrated - 2.4%
CenturyLink, Inc.	20,687	481,386

Theaters - 2.4%
Cinemark Holdings, Inc.	12,743	495,703

Toys - 3.1%
Hasbro, Inc.	5,986	633,798

Transport-Services - 4.4%
C.H. Robinson Worldwide, Inc.	6,669	437,487
United Parcel Service, Inc., Class B	4,225	465,975

		903,462

TOTAL INVESTMENTS
(cost $19,559,135) (1)	99.9%	20,320,679
Other assets less liabilities	0.1	26,937

NET ASSETS	100.0%	$20,347,616

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$20,320,679	$—	$—	$20,320,679

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Alpha Large-Cap Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 97.0%
Aerospace/Defense - 4.9%
Lockheed Martin Corp.	103,095	$30,117,142

Banks-Super Regional - 5.8%
US Bancorp	669,013	35,310,506

Cable/Satellite TV - 6.1%
Comcast Corp., Class A	919,757	37,204,171

Coatings/Paint - 3.8%
Sherwin-Williams Co.	68,132	22,978,880

Commercial Services-Finance - 4.0%
PayPal Holdings, Inc.†	419,321	24,551,245

Diversified Banking Institutions - 7.0%
Citigroup, Inc.	232,800	15,935,160
JPMorgan Chase & Co.	289,323	26,559,851

		42,495,011

E-Commerce/Products - 12.4%
Alibaba Group Holding, Ltd. ADR†	283,734	43,964,584
Amazon.com, Inc.†	32,317	31,922,086

		75,886,670

E-Services/Consulting - 5.1%
CDW Corp.	486,229	30,841,505

Electric-Integrated - 5.2%
FirstEnergy Corp.	992,400	31,667,484

Electronic Components-Semiconductors - 5.6%
NVIDIA Corp.	209,612	34,064,046

Finance-Credit Card - 3.7%
Visa, Inc., Class A	225,933	22,493,889

Internet Content-Entertainment - 4.7%
Facebook, Inc., Class A†	169,018	28,606,297

Medical-Biomedical/Gene - 8.9%
Celgene Corp.†	165,530	22,414,417
Gilead Sciences, Inc.	414,701	31,554,599

		53,969,016

Medical-HMO - 10.8%
Humana, Inc.	151,580	35,045,296
UnitedHealth Group, Inc.	162,008	31,074,755

		66,120,051

Oil Companies-Integrated - 4.9%
Suncor Energy, Inc.	916,176	29,885,661

Transport-Rail - 4.1%
Norfolk Southern Corp.	224,316	25,253,495

Total Long-Term Investment Securities (cost $445,078,520)		591,445,069

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Time Deposits - 3.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $20,163,000)	$20,163,000	20,163,000

TOTAL INVESTMENTS (cost $465,241,520)(1)	100.3%	$611,608,069
Liabilities in excess of other assets	(0.3)	(2,059,394)

NET ASSETS	100.0%	$609,548,675

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Focused Alpha Large-Cap Fund to the “AIG Focused Alpha Large-Cap Fund,” effective February 28, 2017.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$591,445,069	$—	$—	$591,445,069
Short-Term Investment Securities	—	20,163,000	—	20,163,000

Total Investments at Value	$591,445,069	$20,163,000	$—	$611,608,069

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Multi-Cap Growth Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 96.9%
Aerospace/Defense - 6.9%
Lockheed Martin Corp.	128,322	$37,486,706

Apparel Manufacturers - 0.7%
Under Armour, Inc., Class A†	178,000	3,563,560

Auto-Cars/Light Trucks - 4.5%
Tesla, Inc.†	75,664	24,475,034

Coatings/Paint - 5.2%
Sherwin-Williams Co.	84,736	28,578,911

Commercial Services - 2.1%
CoStar Group, Inc.†	42,461	11,700,129

Commercial Services-Finance - 5.5%
PayPal Holdings, Inc.†	517,418	30,294,824

Diagnostic Kits - 2.1%
IDEXX Laboratories, Inc.†	70,000	11,652,200

E-Commerce/Products - 17.5%
Alibaba Group Holding, Ltd. ADR†	354,882	54,988,966
Amazon.com, Inc.†	40,748	40,250,059

		95,239,025

Electronic Components-Semiconductors - 7.7%
NVIDIA Corp.	257,567	41,857,213

Enterprise Software/Service - 0.7%
Benefitfocus, Inc.†	110,066	3,934,860

Finance-Credit Card - 5.1%
Visa, Inc., Class A	277,272	27,605,200

Finance-Investment Banker/Broker - 1.8%
Charles Schwab Corp.	229,000	9,824,100

Food-Canned - 1.0%
TreeHouse Foods, Inc.†	64,000	5,429,120

Hotels/Motels - 3.6%
Hyatt Hotels Corp., Class A†	350,000	19,449,500

Insurance-Property/Casualty - 2.7%
Arch Capital Group, Ltd.†	154,000	14,978,040

Internet Content-Entertainment - 6.5%
Facebook, Inc., Class A†	210,161	35,569,749

Medical-Biomedical/Gene - 5.1%
Celgene Corp.†	203,891	27,608,880

Medical-HMO - 7.1%
UnitedHealth Group, Inc.	202,634	38,867,228

Multimedia - 2.1%
FactSet Research Systems, Inc.	68,000	11,370,960

Professional Sports - 2.0%
Manchester United PLC, Class A	635,023	10,890,644

Resort/Theme Parks - 7.0%
Vail Resorts, Inc.	182,000	38,358,320

Total Long-Term Investment Securities (cost $340,517,988)		528,734,203

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Time Deposits - 3.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $18,373,000)	$18,373,000	18,373,000

TOTAL INVESTMENTS (cost $358,890,988)(1)	100.3%	547,107,203
Liabilities in excess of other assets	(0.3)	(1,495,341)

NET ASSETS	100.0%	$545,611,862

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Focused Alpha Growth Fund to the “AIG Focused Multi-Cap Growth Fund,” effective February 28, 2017.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- America Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$528,734,203	$—	$—	528,734,203
Short-Term Investment Securities	—	18,373,000	—	18,373,000

Total Investments at Value	$528,734,203	$18,373,000	$—	$547,107,203

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Global Trends Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2017@ - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 97.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,420,000	$2,420,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	600,000	600,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	5,085,000	5,085,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	1,260,000	1,260,000
BNP Paribas SA Joint Repurchase Agreement(1)	8,650,000	8,650,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	2,145,000	2,145,000
Deutsche Bank AG Joint Repurchase Agreement(1)	2,110,000	2,110,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	520,000	520,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	10,190,000	10,190,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	2,540,000	2,540,000

Total Repurchase Agreements (cost $35,520,000)		35,520,000

TOTAL INVESTMENTS (cost $35,520,000)(3)	97.2%	35,520,000
Other assets less liabilities	2.8	1,008,472

NET ASSETS	100.0%	$36,528,472

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Global Trends Fund to the “AIG Global Trends Fund,” effective February 28, 2017.
@	Consolidated (see Note 1)
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the AIG Global Trends Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
35	Long	Copper Future(a)	September 2017	$2,371,750	$2,530,063	$158,313
9	Long	Gold Future(a)	December 2017	1,142,390	1,146,060	3,670
21	Long	Hang Seng Index	August 2017	3,616,954	3,660,240	43,286
52	Long	KOSPI 200 Index	September 2017	3,640,186	3,658,192	18,006
100	Long	Russell 2000 Mini Index	September 2017	7,153,625	7,122,000	(31,625)
14	Long	Silver Future(a)	September 2017	1,162,250	1,175,020	12,770
74	Long	Sugar Future(a)	October 2017	1,205,837	1,235,741	29,904
14	Long	US Treasury 10 years Notes	September 2017	1,764,000	1,762,469	(1,531)

						$232,793

(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	BRL	11,961,000	USD	3,718,740	08/02/2017	$—	$(116,942)
	USD	3,599,677	BRL	11,961,000	08/02/2017	236,005	—
	USD	2,420,814	BRL	7,704,000	09/05/2017	33,705	—

						269,710	(116,942)

Goldman Sachs International	BRL	3,981,000	USD	1,195,424	08/02/2017	—	(81,213)
	USD	1,238,226	BRL	3,981,000	08/02/2017	38,411	—

						38,411	(81,213)

Net Unrealized Appreciation (Depreciation)						$308,121	$(198,155)

BRL - Brazilian Real

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	—	$35,520,000	—	$35,520,000

Total Investments at Value	$—	$35,520,000	$—	$35,520,000

Other Financial Instruments:†
Futures Contracts	$265,949	$—	$—	$265,949
Forward Foreign Currency Contracts	—	308,121	—	308,121

Total Other Financial Instruments	$265,949	$308,121	$—	$574,070

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$33,156	$—	$—	$33,156
Forward Foreign Currency Contracts	—	198,155	—	198,155

Total Other Financial Instruments	$33,156	$198,155	$—	$231,311

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series AIG Income Explorer Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount (4)	Value (Note 2)
COMMON STOCKS - 26.0%
Auto-Cars/Light Trucks - 0.5%
Subaru Corp.	5,402	$195,706

Building-Residential/Commercial - 0.5%
Persimmon PLC	6,206	205,033

Cellular Telecom - 0.6%
Turkcell Iletisim Hizmetleri AS	56,619	206,891

Chemicals-Diversified - 0.5%
Petkim Petrokimya Holding AS	107,498	196,403

Computer Services - 0.5%
International Business Machines Corp.	1,268	183,442

Computers - 0.5%
Lenovo Group, Ltd.	314,000	194,572

Computers-Memory Devices - 0.4%
Seagate Technology PLC	5,028	165,723

Distribution/Wholesale - 0.5%
Rexel SA	12,238	193,913

Electric-Generation - 0.5%
Huaneng Power International, Inc.	274,000	193,289

Electric-Integrated - 0.5%
Cia Energetica de Minas Gerais
(Preference Shares)	68,200	186,337

Electronic Components-Misc. - 1.1%
Micro-Star International Co., Ltd.	77,000	199,924
Pegatron Corp.	61,000	199,189

		399,113

Finance-Other Services - 0.5%
ASX, Ltd.	4,706	196,899

Fisheries - 0.5%
Marine Harvest ASA	11,020	205,324

Food-Retail - 1.0%
Casino Guichard Perrachon SA	3,053	186,273
Wesfarmers, Ltd.	6,072	197,850

		384,123

Gas-Distribution - 0.5%
Centrica PLC	72,474	189,810

Insurance-Multi-line - 0.5%
BB Seguridade Participacoes SA	21,274	187,269

Machinery-Construction & Mining - 0.5%
Doosan Bobcat, Inc.	6,314	199,737

Medical-Drugs - 0.5%
GlaxoSmithKline PLC	9,318	186,195

Medical-Generic Drugs - 0.5%
Teva Pharmaceutical Industries, Ltd.
ADR	6,110	196,559

Metal-Diversified - 0.5%
MMC Norilsk Nickel PJSC ADR	13,326	197,691

Metal-Iron - 0.6%
Fortescue Metals Group, Ltd.	45,742	210,047

Networking Products - 0.5%
Cisco Systems, Inc.	6,196	194,864

Oil Companies-Integrated - 1.0%
China Petroleum & Chemical Corp.	252,000	191,320
Lukoil PJSC ADR	4,027	187,537

		378,857

Oil Refining & Marketing - 1.1%
S-Oil Corp.	2,114	220,081
Tupras Turkiye Petrol Rafinerileri AS	6,452	198,729

		418,810

Petrochemicals - 0.5%
Braskem SA, Class A (Preference Shares)	16,100	192,631

Real Estate Operations & Development - 0.5%
China Vanke Co., Ltd.	64,600	190,637

Retail-Apparel/Shoe - 1.6%
Gap, Inc.	8,462	201,650
L Brands, Inc.	4,372	202,817
Next PLC	4,042	210,654

		615,121

Retail-Discount - 0.6%
Target Corp.	3,633	205,882

Retail-Misc./Diversified - 0.5%
Woolworths Holdings, Ltd.	40,654	194,343

Retail-Office Supplies - 0.5%
Staples, Inc.	19,329	196,189

Retail-Regional Department Stores - 1.1%
Kohl’s Corp.	4,916	203,277
Macy’s, Inc.	8,608	204,440

		407,717

Steel-Producers - 0.5%
Eregli Demir ve Celik Fabrikalari TAS	90,073	200,654

Telecom Services - 0.5%
HKT Trust & HKT, Ltd.	151,000	197,962

Telephone-Integrated - 3.3%
AT&T, Inc.	5,424	211,536
BT Group PLC	49,261	203,759
CenturyLink, Inc.	8,743	203,449
Orange SA	11,795	198,553
Telefonica Brasil SA (Preference Shares)	13,400	200,720
Verizon Communications, Inc.	4,502	217,897

		1,235,914

Television - 1.1%
ITV PLC	84,676	193,278
ProSiebenSat.1 Media SE	5,082	203,644

		396,922

Transport-Services - 0.5%
Royal Mail PLC	37,153	197,598

Water - 0.5%
Veolia Environnement SA	8,848	199,587

Total Common Stocks (cost $9,550,030)		9,897,764

PREFERRED SECURITIES - 9.3%
Agricultural Operations - 0.3%
CHS, Inc. Series 4 7.50%	3,456	101,745

Banks-Commercial - 0.6%
CoBank ACB FRS Series F 6.25%*	500	52,000
First Republic Bank Series H 5.13%	1,700	42,806
Regions Financial Corp. FRS Series B 6.38%	1,391	41,160
Valley National Bancorp FRS Series B 5.50%	3,000	78,450

		214,416

Banks-Special Purpose - 0.2%
AgriBank FCB FRS 6.88%	750	83,227

Banks-Super Regional - 0.8%
Capital One Financial Corp. Series G 5.20%	2,000	49,900
Capital One Financial Corp. Series H 6.00%	3,125	83,125
Wells Fargo & Co. Series Y 5.63%	2,600	66,716
Wells Fargo & Co. Series W 5.70%	1,544	40,082
Wells Fargo & Co. FRS Series Q 5.85%	1,975	54,392

		294,215

Diversified Banking Institutions - 1.6%
Bank of America Corp. Series EE 6.00%	1,563	41,263
Bank of America Corp. Series CC 6.20%	2,300	61,594
Bank of America Corp. Series Y 6.50%	911	24,551
Citigroup, Inc. Series S 6.30%	4,583	122,641
Citigroup, Inc. FRS Series J 7.13%	895	26,617
GMAC Capital Trust I FRS Series 2 6.97%	5,000	132,750
JPMorgan Chase & Co. Series Y 6.13%	1,326	35,418
Morgan Stanley FRS Series K 5.85%	2,825	77,010
Morgan Stanley FRS Series I 6.38%	2,017	58,110
Morgan Stanley FRS Series F 6.88%	1,594	46,975

		626,929

E-Commerce/Products - 0.1%
eBay, Inc. 6.00%	1,699	46,009

Electric-Integrated - 0.8%
Dominion Resources, Inc. Series A 5.25%	1,094	27,788
DTE Energy Co Series B 5.38%	999	25,744
Integrys Holding, Inc. FRS 6.00%	3,928	107,038
SCE Trust VI 5.00%	2,200	56,430
Southern Co. 6.25%	2,794	75,941

		292,941

Food-Dairy Products - 0.1%
Dairy Farmers of America, Inc. 7.88%*(5)	500	53,359

Insurance-Multi-line - 0.2%
Aegon NV 6.50%	2,104	55,230
American Financial Group, Inc. 6.25%	1,053	28,494

		83,724

Insurance-Property/Casualty - 0.4%
Arch Capital Group, Ltd. Series E 5.25%	2,474	60,910
Hanover Insurance Group, Inc. 6.35%	1,022	26,163
WR Berkley Corp. 5.75%	1,875	49,162

		136,235

Insurance-Reinsurance - 0.6%
Aspen Insurance Holdings, Ltd. 5.63%	1,367	35,651
Axis Capital Holdings, Ltd. Series E 5.50%	2,800	70,112
Reinsurance Group of America, Inc. FRS 5.75%	1,100	32,505
Validus Holdings, Ltd. 5.80%	3,454	87,214

		225,482

Investment Management/Advisor Services - 0.2%
Ares Management LP Series A 7.00%	3,300	89,001

Pipelines - 0.1%
NuStar Energy LP FRS Series B 7.63%	1,900	48,868

Private Equity - 0.3%
KKR & Co. LP Series B 6.50%	4,000	107,240

Real Estate Investment Trusts - 2.0%
American Homes 4 Rent Series C 5.50%(1)	1,040	29,328
American Homes 4 Rent Series E 6.35%	1,250	33,125
American Homes 4 Rent Series D 6.50%	3,250	87,279
Colony NorthStar, Inc. Series E 8.75%	2,572	69,958
DDR Corp. Series A 6.38%	1,825	49,093
DDR Corp. Series J 6.50%	1,000	25,390
Monmouth Real Estate Investment Corp. Series C 6.13%	2,000	50,720
National Retail Properties, Inc. Series F 5.20%	1,975	49,177
Pennsylvania Real Estate Investment Trust Series A 8.25%	1,750	44,695
Rexford Industrial Realty, Inc. Series A 5.88%	1,000	25,710
Sabra Health Care REIT, Inc. Series A 7.13%	2,500	64,850
Saul Centers, Inc. Series C 6.88%	820	20,918
Summit Hotel Properties, Inc. Series B 7.88%	1,300	33,657
Taubman Centers, Inc. Series K 6.25%	2,160	55,080
Urstadt Biddle Properties, Inc. Series F 7.13%	1,600	40,560
Ventas Realty LP/Ventas Capital Corp. 5.45%	1,665	42,291
VEREIT, Inc. Series F 6.70%	2,129	56,142

		777,973

Savings & Loans/Thrifts - 0.2%
New York Community Bancorp, Inc. FRS Series A 6.38%	2,825	83,168

Sovereign Agency - 0.7%
Farm Credit Bank of Texas FRS 6.75%*	1,200	131,100
Farm Credit Bank of Texas Series 1 10.00%*	100	122,687

		253,787

Telecom Services - 0.1%
Qwest Corp. 6.75%	1,050	26,596

Total Preferred Securities (cost $3,393,727)		3,544,915

PREFERRED SECURITIES/CAPITAL SECURITIES - 20.1%
Banks-Commercial - 3.6%
CoBank ACB FRS Series I 6.25% due 10/01/2026(2)	123,000	136,680
DNB Bank ASA FRS 6.50% due 03/28/2022(2)	200,000	215,140
ING Groep NV FRS 6.88% due 04/16/2022(2)	200,000	217,188
Macquarie Bank, Ltd. FRS 6.13% due 03/08/2027*(2)	200,000	206,000
Rabobank Nederland FRS 11.00% due 06/30/2019*(2)	150,000	173,640
Skandinaviska Enskilda Banken AB VRS 5.75% due 05/13/2020(2)	200,000	207,620
Swedbank AB FRS 6.00% due 03/17/2022(2)	200,000	212,100

		1,368,368

Banks-Fiduciary - 0.1%
State Street Corp. FRS Series F 5.25% due 09/15/2020(2)	50,000	52,486

Banks-Money Center - 0.7%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	126,504
HSBC Capital Funding Dollar 1 LP FRS 10.18% due 06/30/2030*(2)	95,000	150,754

		277,258

Banks-Super Regional - 1.1%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)		125,000	140,625
U.S. Bancorp FRS Series J 5.30% due 04/15/2027(2)		50,000	53,000
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)		85,000	94,244
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)		60,000	62,175
Wells Fargo Capital X 5.95% due 12/15/2036		60,000	67,890

			417,934

Diversified Banking Institutions - 5.7%
Banco Santander SA FRS 6.75% due 04/25/2022(2)	EUR	200,000	263,542
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(2)		80,000	88,200
Bank of America Corp. FRS Series X 6.25% due 09/05/2024(2)		46,000	50,715
Bank of America Corp. FRS Series DD 6.30% due 03/10/2026(2)		35,000	39,594
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)		145,000	163,669
Citigroup, Inc. FRS Series R 6.13% due 11/15/2020(2)		75,000	80,531
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(2)		106,000	119,080
Credit Agricole SA VRS 8.13% due 12/23/2025*(2)		200,000	238,750
Goldman Sachs Capital I 6.35% due 02/15/2034		46,000	56,837
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(2)		45,000	47,002
HSBC Holdings PLC FRS 6.88% due 06/01/2021(2)		200,000	219,340
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(2)		25,000	26,188
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)		200,000	229,100
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)		55,000	57,062
Royal Bank of Scotland Group PLC FRS 7.65% due 09/30/2031(2)		35,000	43,619
Royal Bank of Scotland Group PLC FRS 8.63% due 08/15/2021(2)		200,000	220,876
UBS AG 6.88% due 08/07/2025(2)		200,000	219,250

			2,163,355

Diversified Manufacturing Operations - 0.6%
General Electric Co. FRS Series D 5.00% due 01/21/2021(2)		206,000	217,184

Diversified Minerals - 0.6%
BHP Billiton Finance USA, Ltd. FRS 6.75% due 10/19/2075*		200,000	229,500

Electric-Integrated - 1.4%
Emera, Inc. FRS Series 16-A 6.75% due 06/15/2076		203,000	231,420
Enel SpA FRS 8.75% due 09/24/2073*		200,000	241,000
Southern Co. FRS Series B 5.50% due 03/15/2057		50,000	53,327

			525,747

Finance-Other Services - 0.2%
National Rural Utilities Cooperative Finance Corp. FRS 5.25% due 04/20/2046		58,000	61,774

Insurance-Life/Health - 2.3%
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(2)		100,000	115,000
Fukoku Mutual Life Insurance Co. FRS 5.00% due 07/28/2025(2)		200,000	209,760
Nippon Life Insurance Co. FRS 4.70% due 01/20/2046*		200,000	210,000
Prudential Financial, Inc. FRS 5.20% due 03/15/2044		115,000	122,331
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		217,000	237,615

			894,706

Insurance-Multi-line - 1.2%
MetLife Capital Trust IV 7.88% due 12/15/2067*		100,000	134,125
MetLife, Inc. FRS Series C 5.25% due 06/15/2020(2)		82,000	85,726
MetLife, Inc. 9.25% due 04/08/2068*		100,000	148,625
MetLife, Inc. 10.75% due 08/01/2069		33,000	55,160
Voya Financial , Inc. FRS 5.65% due 05/15/2053		50,000	53,625

			477,261

Insurance-Mutual - 0.4%
Liberty Mutual Group, Inc. 7.80% due 03/15/2087*		115,000	144,325

Insurance-Property/Casualty - 0.6%
QBE Insurance Group, Ltd. FRS 6.75% due 12/02/2044	200,000	223,750

Multimedia - 0.2%
Viacom, Inc. FRS 5.88% due 02/28/2057	60,000	61,500

Pipelines - 0.9%
Enbridge, Inc. FRS 5.50% due 07/15/2077	70,000	70,962
TransCanada Trust FRS 5.30% due 03/15/2077	45,000	46,575
TransCanada Trust FRS 5.63% due 05/20/2075	50,000	53,250
TransCanada Trust FRS Series 16-A 5.88% due 08/15/2076	153,000	167,413

		338,200

Telephone-Integrated - 0.5%
SoftBank Group Corp. FRS 6.88% due 07/19/2027(2)	200,000	203,950

Total Preferred Securities/Capital Securities
(cost $7,213,516)		7,657,298

REGISTERED INVESTMENT COMPANIES - 37.8%
Domestic Equity Investment Companies - 7.4%
Eaton Vance Tax-Advantaged Dividend Income Fund	29,616	654,217
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,632	593,768
First Trust Energy Income and Growth Fund	6,522	165,920
Gabelli Dividend & Income Trust	25,059	558,565
Gabelli Equity Trust, Inc.	43,887	276,049
John Hancock Tax-Advantaged Dividend Income Fund	19,607	507,233
Tortoise Energy Infrastructure Corp.	1,725	52,406

		2,808,158

Domestic Fixed Income Investment Companies - 22.1%
AllianzGI Convertible & Income Fund	50,878	367,848
AllianzGI Convertible & Income Fund II	67,473	433,177
BlackRock Corporate High Yield Fund, Inc.	20,609	233,706
BlackRock Floating Rate Income Strategies Fund, Inc.	2,380	34,034
BlackRock Limited Duration Income Trust	7,420	117,904
BlackRock MuniHoldings Investment Quality Fund	3,793	57,654
BlackRock Taxable Municipal Bond Trust	4,710	109,696
Calamos Convertible and High Income Fund	37,432	451,056
DoubleLine Income Solutions Fund	23,907	509,458
Eaton Vance Limited Duration Income Fund	20,590	292,172
Eaton Vance Senior Floating-Rate Trust	7,166	106,487
Eaton Vance Senior Income Trust	21,109	141,008
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	8,298	170,524
Flaherty & Crumrine Total Return Fund, Inc.	7,799	167,912
Franklin Limited Duration Income Trust	10,078	119,424
Guggenheim Taxable Municipal Managed Duration Trust	4,487	103,336
Invesco Dynamic Credit Opportunities Fund	24,300	292,572
John Hancock Preferred Income Fund	11,865	263,759
MFS Multimarket Income Trust	21,714	134,627
New America High Income Fund, Inc.	27,010	263,618
Nuveen AMT-Free Quality Municipal Income Fund	4,077	56,996
Nuveen Credit Strategies Income Fund	65,887	572,558
Nuveen Floating Rate Income Fund	7,183	84,975
Nuveen Floating Rate Income Opportunity Fund	10,848	128,549
Nuveen Mortgage Opportunity Term Fund	1,521	38,953
Nuveen Municipal Credit Income Fund	3,734	56,943
Nuveen Preferred Income Opportunities Fund	44,295	469,084
Nuveen Short Duration Credit Opportunities Fund	11,835	210,071
PIMCO Corporate & Income Opportunity Fund	18,930	320,296
PIMCO Dynamic Credit and Mortgage Income Fund	27,727	636,889
PIMCO High Income Fund	8,567	74,618
PIMCO Income Strategy Fund II	49,335	530,598
PIMCO Municipal Income Fund II	842	11,316
Pioneer Floating Rate Trust	14,589	175,214
Pioneer High Income Trust	17,541	175,585
Wells Fargo Income Opportunities Fund	22,011	193,477
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	163,423
Western Asset High Yield Defined Opportunity Fund, Inc.	9,928	155,175

		8,424,692

Domestic Mixed Allocation Investment Companies - 1.6%
Clough Global Opportunities Fund	6,630	74,190
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	19,705	522,970

		597,160

International Fixed Income Investment Companies - 6.7%
AllianceBernstein Global High Income Fund, Inc.	16,394	214,598
First Trust Aberdeen Global Opportunity Income Fund	6,938	81,591
Legg Mason BW Global Income Opportunities Fund, Inc.	22,807	310,403
Nuveen Preferred & Income Term Fund	13,865	348,705
PIMCO Dynamic Income Fund	21,443	660,873
PIMCO Income Opportunity Fund	20,920	563,794
Stone Harbor Emerging Markets Income Fund	3,534	59,477

Wells Fargo Multi-Sector Income Fund	11,809	160,484
Western Asset Global High Income Fund, Inc.	15,580	160,630

		2,560,555

Total Registered Investment Companies (cost $14,089,474)		14,390,565

EXCHANGE-TRADED FUNDS - 1.1%
iShares MSCI ACWI ETF (cost $412,233)	6,133	412,628

U.S. CORPORATE BONDS & NOTES - 0.1%
Food-Dairy Products - 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.25% due 04/04/2027*(2) (cost $50,000)	$50,000	53,875

Total Long-Term Investment Securities (cost $34,708,980)		35,957,045

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Time Deposits - 4.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $1,502,000)	1,502,000	1,502,000

REPURCHASE AGREEMENTS - 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $430,001 and collateralized by $430,000 of United States Treasury Bonds, bearing interest at 3.00%, due 05/15/2045 and having an approximate value of $441,847 (cost $430,000)	430,000	430,000

TOTAL INVESTMENTS (cost $36,640,980) (3)	99.5%	37,889,045
Other assets less liabilities	0.5	201,420

NET ASSETS	100.0%	$38,090,465

#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Income Explorer Fund to the “AIG Income Explorer Fund,” effective February 28, 2017.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $2,531,244 representing 6.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2017.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Denominated in U.S. Dollars unless otherwise indicated.
(5)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $53,359 representing 0.1% of net assets.
ADR	- American Depositary Receipt
EUR	- Euro Currency
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Brown Brothers Harriman & Co.	EUR	215,537	USD	246,220	08/02/2017	$—	$(8,932)
	EUR	222,446	USD	262,651	09/05/2017	—	(1,144)
	USD	254,066	EUR	215,537	08/02/2017	1,086	—

Net Unrealized Appreciation (Depreciation)						$1,086	$(10,076)

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$9,897,764	$—	$—	$9,897,764
Preferred Securities:
Banks-Special Purpose	—	83,227	—	83,227
Food-Dairy Products	—	53,359	—	53,359
Sovereign Agency	—	253,787	—	253,787
Other Industries	3,154,542	—	—	3,154,542
Preferred Securities/Capital Securities	—	7,657,298	—	7,657,298
Registered Investment Companies	14,390,565	—	—	14,390,565
Exchange-Traded Funds	412,628	—	—	412,628
U.S. Corporate Bonds & Notes	—	53,875	—	53,875
Short-Term Investment Securities	—	1,502,000	—	1,502,000
Repurchase Agreements	—	430,000	—	430,000

Total Investments at Value	$27,855,499	$10,033,546	$—	$37,889,045

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,086	$—	$1,086

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$10,076	$—	$10,076

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Small-Cap Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 97.8%
Advanced Materials - 0.0%
Core Molding Technologies, Inc.†	88	$1,678

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A	666	6,593

Advertising Sales - 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	428	2,170
Yext, Inc.†	145	1,885

		4,055

Aerospace/Defense - 0.1%
Aerovironment, Inc.†	247	9,334
Cubic Corp.	302	14,391
Esterline Technologies Corp.†	314	30,301
Kratos Defense & Security Solutions, Inc.†	858	9,442
National Presto Industries, Inc.	59	6,673

		70,141

Aerospace/Defense-Equipment - 0.4%
AAR Corp.	385	14,399
Aerojet Rocketdyne Holdings, Inc.†	828	19,417
Astronics Corp.†	257	7,517
Curtiss-Wright Corp.	530	51,103
Ducommun, Inc.†	126	3,649
Kaman Corp.	322	16,461
KLX, Inc.†	620	32,190
Moog, Inc., Class A†	382	28,390
Triumph Group, Inc.	585	14,976

		188,102

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	1,134	3,436

Agricultural Operations - 0.1%
Alico, Inc.	37	1,117
Andersons, Inc.	323	11,127
Cadiz, Inc.†	250	3,250
Limoneira Co.	143	3,255
Maui Land & Pineapple Co., Inc.†	80	1,388
Tejon Ranch Co.†	178	3,735

		23,872

Airlines - 0.1%
Allegiant Travel Co.	157	20,292
Hawaiian Holdings, Inc.†	635	26,289
SkyWest, Inc.	608	22,192

		68,773

Apparel Manufacturers - 0.1%
Columbia Sportswear Co.	350	21,203
Delta Apparel, Inc.†	83	1,745
Oxford Industries, Inc.	197	12,437
Sequential Brands Group, Inc.†	476	1,528
Superior Uniform Group, Inc.	101	2,255

		39,168

Appliances - 0.1%
iRobot Corp.†	317	33,447

Applications Software - 0.8%
Appfolio, Inc., Class A†	96	3,355
Bazaarvoice, Inc.†	998	4,691
Brightcove, Inc.†	406	2,720
Callidus Software, Inc.†	772	18,760
Ebix, Inc.	288	16,632
Five9, Inc.†	624	13,765
HubSpot, Inc.†	403	29,157
MINDBODY, Inc., Class A†	441	11,444
New Relic, Inc.†	351	16,483
Park City Group, Inc.†	157	2,119
PDF Solutions, Inc.†	12,710	203,995
Progress Software Corp.	570	18,246
RealPage, Inc.†	703	27,241
Twilio, Inc., Class A†	745	21,732
Upland Software, Inc.†	87	2,145
Verint Systems, Inc.†	749	29,698

		422,183

Athletic Equipment - 0.1%
Black Diamond, Inc.†	246	1,599
Nautilus, Inc.†	362	6,371
Vista Outdoor, Inc.†	685	15,817

		23,787

Auction Houses/Art Dealers - 0.1%
B. Riley Financial, Inc.	164	3,190
Sotheby’s†	456	25,805

		28,995

Audio/Video Products - 0.0%
Daktronics, Inc.	425	4,157
Universal Electronics, Inc.†	169	11,568
VOXX International Corp.†	240	1,608

		17,333

Auto Repair Centers - 0.0%
Monro Muffler Brake, Inc.	380	17,708

Auto-Cars/Light Trucks - 0.0%
REV Group, Inc.	151	4,039

Auto-Heavy Duty Trucks - 0.6%
Blue Bird Corp.†	16,185	287,284
Navistar International Corp.†	596	18,339

		305,623

Auto-Truck Trailers - 0.0%
Wabash National Corp.	713	13,604

Auto/Truck Parts & Equipment-Original - 0.4%
American Axle & Manufacturing Holdings, Inc.†	1,001	14,755
Cooper-Standard Holding, Inc.†	210	21,474
Dana, Inc.	1,742	41,320
Gentherm, Inc.†	439	14,684
Horizon Global Corp.†	305	4,252
Meritor, Inc.†	1,003	17,332
Miller Industries, Inc.	132	3,445
Modine Manufacturing Co.†	592	9,620
Spartan Motors, Inc.	409	3,620
Superior Industries International, Inc.	295	5,767
Supreme Industries, Inc., Class A	167	2,512
Tenneco, Inc.	639	35,337
Titan International, Inc.	596	7,599
Tower International, Inc.	237	5,854

		187,571

Auto/Truck Parts & Equipment-Replacement - 1.6%
Commercial Vehicle Group, Inc.†	37,640	330,479

Dorman Products, Inc.†	328	25,610
Douglas Dynamics, Inc.	4,864	154,675
Motorcar Parts of America, Inc.†	11,986	335,249
Standard Motor Products, Inc.	258	12,998

		859,011

B2B/E-Commerce - 0.0%
ePlus, Inc.†	157	12,701
Global Sources, Ltd.†	95	1,862
TechTarget, Inc.†	235	2,254

		16,817

Banks-Commercial - 6.3%
1st Source Corp.	193	9,476
Access National Corp.	178	4,733
ACNB Corp.	71	2,020
Allegiance Bancshares, Inc.†	137	5,144
American National Bankshares, Inc.	98	3,699
Ameris Bancorp	435	19,923
Ames National Corp.	103	3,049
Arrow Financial Corp.	138	4,499
ASB Bancorp, Inc.†	34	1,503
Atlantic Capital Bancshares, Inc.†	250	4,825
BancFirst Corp.	101	10,782
Bancorp, Inc.†	589	4,565
BancorpSouth, Inc.	1,031	30,982
Bank of Commerce Holdings	185	1,915
Bank of Marin Bancorp	72	4,799
Bank of N.T. Butterfield & Son, Ltd.	644	21,954
Bankwell Financial Group, Inc.	72	2,362
Banner Corp.	395	22,819
Bar Harbor Bankshares	180	5,020
BCB Bancorp, Inc.	113	1,695
Blue Hills Bancorp, Inc.	285	5,401
Bridge Bancorp, Inc.	226	7,345
Bryn Mawr Bank Corp.	8,194	347,835
C&F Financial Corp.	39	1,942
Cadence BanCorp†	104	2,375
Camden National Corp.	183	7,686
Capital Bank Financial Corp., Class A	348	13,224
Capital City Bank Group, Inc.	132	2,820
Capstar Financial Holdings, Inc.†	103	1,813
Carolina Financial Corp.	172	5,786
Cass Information Systems, Inc.	130	8,575
Cathay General Bancorp, Class B	902	33,780
CenterState Banks, Inc.	646	16,144
Central Pacific Financial Corp.	357	11,042
Central Valley Community Bancorp	119	2,616
Century Bancorp, Inc., Class A	35	2,335
Chemical Financial Corp.	849	40,913
Chemung Financial Corp.	38	1,539
Citizens & Northern Corp.	141	3,254
City Holding Co.	182	11,945
Civista Bancshares, Inc.	119	2,434
CNB Financial Corp.	177	4,666
CoBiz Financial, Inc.	456	8,026
Codorus Valley Bancorp, Inc.	97	2,712
Columbia Banking System, Inc.	697	27,768
Commerce Union Bancshares, Inc.	83	2,033
Community Bank System, Inc.	588	32,281
Community Financial Corp.	47	1,744
Community Trust Bancorp, Inc.	184	7,949
ConnectOne Bancorp, Inc.	362	8,145
County Bancorp, Inc.	56	1,399
CU Bancorp†	198	7,306
Customers Bancorp, Inc.†	338	10,089
CVB Financial Corp.	1,240	26,710
DNB Financial Corp.	37	1,275
Eagle Bancorp, Inc.†	378	23,606
Enterprise Bancorp, Inc.	113	3,818
Enterprise Financial Services Corp.	270	10,678
Equity Bancshares, Inc., Class A†	128	4,425
Evans Bancorp, Inc.	55	2,241
Farmers & Merchants Bancorp, Inc.	53	3,161
Farmers Capital Bank Corp.	88	3,304
Farmers National Banc Corp.	302	4,152
FB Financial Corp.†	79	2,715
FCB Financial Holdings, Inc., Class A†	422	19,897
Fidelity Southern Corp.	260	5,476
Financial Institutions, Inc.	166	4,880
First BanCorp†	1,963	11,503
First BanCorp	293	9,171
First BanCorp, Inc.	122	3,287
First Bancshares, Inc.	102	2,831
First Busey Corp.	453	13,246
First Business Financial Services, Inc.	98	2,083
First Citizens BancShares, Inc., Class A	89	32,754
First Commonwealth Financial Corp.	1,159	15,102
First Community Bancshares, Inc.	199	5,417
First Connecticut Bancorp, Inc.	169	4,326
First Financial Bancorp	738	18,893
First Financial Bankshares, Inc.	760	32,870
First Financial Corp.	127	5,848
First Foundation, Inc.†	22,838	396,011
First Guaranty Bancshares, Inc.	47	1,278
First Internet Bancorp	74	2,438
First Interstate BancSystem, Inc., Class A	307	11,221
First Merchants Corp.	491	19,856
First Mid-Illinois Bancshares, Inc.	120	4,391
First Midwest Bancorp, Inc.	1,223	27,163
First Northwest Bancorp†	120	1,830
First of Long Island Corp.	280	7,826
FNB Bancorp	63	1,738
Franklin Financial Network, Inc.†	141	4,872
Fulton Financial Corp.	2,054	37,485
German American Bancorp, Inc.	254	9,101
Glacier Bancorp, Inc.	921	32,161
Great Southern Bancorp, Inc.	130	6,753
Great Western Bancorp, Inc.	709	27,658
Green Bancorp, Inc.†	255	5,725
Guaranty Bancorp	281	7,489
Guaranty Bancshares, Inc.	24	730
Hancock Holding Co.	1,010	46,460
Hanmi Financial Corp.	377	10,801
HarborOne Bancorp, Inc.†	155	3,004
Heartland Financial USA, Inc.	294	13,847
Heritage Commerce Corp.	434	6,028

Heritage Financial Corp.	352	9,574
Hilltop Holdings, Inc.	898	22,477
Home BancShares, Inc.	1,548	38,390
HomeStreet, Inc.†	347	9,109
Hope Bancorp, Inc.	1,554	27,397
Horizon Bancorp	255	6,724
Howard Bancorp, Inc.†	105	2,063
IBERIABANK Corp.	606	48,995
Independent Bank Corp.	319	22,761
Independent Bank Corp.	243	5,152
International Bancshares Corp.	656	23,222
Investar Holding Corp.	98	2,220
Kearny Financial Corp.	1,017	14,848
Lakeland Bancorp, Inc.	537	10,391
Lakeland Financial Corp.	289	13,294
LCNB Corp.	106	2,125
LegacyTexas Financial Group, Inc.	566	21,916
Live Oak Bancshares, Inc.	237	5,984
Macatawa Bank Corp.	311	3,001
MainSource Financial Group, Inc.	296	10,342
MB Financial, Inc.	970	39,673
MBT Financial Corp.	213	2,045
Mercantile Bank Corp.	193	6,141
Middlefield Banc Corp.	31	1,449
Midland States Bancorp, Inc.	184	5,844
MidSouth Bancorp, Inc.	106	1,193
MidWestOne Financial Group, Inc.	134	4,612
National Bankshares, Inc.	81	3,118
National Commerce Corp.†	126	5,053
NBT Bancorp, Inc.	511	18,468
Nicolet Bankshares, Inc.†	107	5,796
Northeast Bancorp	87	1,871
Northrim BanCorp, Inc.	81	2,361
Norwood Financial Corp.	46	1,971
OFG Bancorp	518	5,206
Ohio Valley Banc Corp.	49	1,659
Old Line Bancshares, Inc.	102	2,762
Old National Bancorp	1,609	26,227
Old Point Financial Corp.	43	1,381
Old Second Bancorp, Inc.	346	4,100
Opus Bank	248	5,902
Orrstown Financial Services, Inc.	89	2,225
Pacific Continental Corp.	260	6,604
Pacific Mercantile Bancorp†	185	1,462
Paragon Commercial Corp.†	50	2,646
Park National Corp.	160	15,803
Park Sterling Corp.	618	7,181
PCSB Financial Corp.†	217	3,763
Peapack Gladstone Financial Corp.	201	6,285
Penns Woods Bancorp, Inc.	55	2,357
People’s Utah Bancorp	162	4,504
Peoples Bancorp of North Carolina, Inc.	51	1,613
Peoples Bancorp, Inc.	197	6,422
Peoples Financial Services Corp.	82	3,507
Preferred Bank	6,171	346,502
Premier Financial Bancorp, Inc.	113	2,147
Provident Bancorp, Inc.†	53	1,105
QCR Holdings, Inc.	145	6,663
Renasant Corp.	517	21,916
Republic Bancorp, Inc., Class A	115	4,128
Republic First Bancorp, Inc.†	583	5,189
S&T Bancorp, Inc.	412	15,607
Sandy Spring Bancorp, Inc.	282	11,291
Seacoast Banking Corp. of Florida†	479	11,194
ServisFirst Bancshares, Inc.	554	20,132
Shore Bancshares, Inc.	150	2,534
Sierra Bancorp	147	4,028
Simmons First National Corp., Class A	362	19,747
SmartFinancial, Inc.†	86	2,156
South State Corp.	346	28,977
Southern First Bancshares, Inc.†	78	2,874
Southern National Bancorp of Virginia, Inc.	221	3,739
Southside Bancshares, Inc.	332	11,530
Southwest Bancorp, Inc.	212	5,533
State Bank Financial Corp.	449	12,325
Stock Yards Bancorp, Inc.	261	9,357
Stonegate Bank	168	7,820
Summit Financial Group, Inc.	130	2,833
Sun Bancorp, Inc.	129	3,141
Sunshine Bancorp, Inc.†	88	2,011
Texas Capital Bancshares, Inc.†	597	46,775
Tompkins Financial Corp.	175	13,774
Towne Bank	677	21,190
TriCo Bancshares	245	9,040
TriState Capital Holdings, Inc.†	267	6,141
Triumph Bancorp, Inc.†	184	5,226
TrustCo Bank Corp.	1,107	9,188
Trustmark Corp.	808	25,824
Two River Bancorp	86	1,572
UMB Financial Corp.	542	37,756
Umpqua Holdings Corp.	2,653	49,187
Union Bankshares Corp.	517	15,970
United Bankshares, Inc.	1,198	41,331
United Community Banks, Inc.	847	23,513
United Security Bancshares	156	1,466
Unity Bancorp, Inc.	92	1,702
Univest Corp. of Pennsylvania	311	9,485
Valley National Bancorp	3,094	36,757
Veritex Holdings, Inc.†	171	4,557
Washington Trust Bancorp, Inc.	180	9,801
WashingtonFirst Bankshares, Inc.	117	4,006
WesBanco, Inc.	504	19,268
West Bancorporation, Inc.	190	4,370
Westamerica Bancorporation	305	16,690
Western New England Bancorp, Inc.	331	3,293
Wintrust Financial Corp.	664	50,006
Xenith Bankshares, Inc.†	61	1,719

		3,315,496

Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	999	15,334
Parke Bancorp, Inc.	69	1,394
Union Bankshares, Inc.	47	2,061

		18,789

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	332	16,683

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	211	12,734
National Bank Holdings Corp., Class A	298	10,171

		22,905

Batteries/Battery Systems - 0.1%
EnerSys	523	37,797

Beverages-Non-alcoholic - 0.1%
Coca-Cola Bottling Co. Consolidated	56	13,445
National Beverage Corp.	141	14,399
Primo Water Corp.†	303	3,760

		31,604

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	155	9,139

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	420	16,149

Brewery - 0.5%
Boston Beer Co., Inc., Class A†	106	16,621
Craft Brew Alliance, Inc.†	152	2,660
New Age Beverages Corp.†	52,805	258,216

		277,497

Broadcast Services/Program - 0.1%
Hemisphere Media Group, Inc.†	187	2,337
MSG Networks, Inc., Class A†	717	15,344
TiVo Corp.	1,406	27,558
World Wrestling Entertainment, Inc.,
Class A	458	9,691

		54,930

Building & Construction Products-Misc. - 1.1%
Armstrong Flooring, Inc.†	279	4,844
Builders FirstSource, Inc.†	1,159	18,162
Caesarstone, Ltd.†	272	9,547
Forterra, Inc.†	224	2,000
Gibraltar Industries, Inc.†	380	11,343
Louisiana-Pacific Corp.†	1,742	43,742
NCI Building Systems, Inc.†	479	8,622
Patrick Industries, Inc.†	4,953	376,923
Ply Gem Holdings, Inc.†	266	4,655
Quanex Building Products Corp.	411	8,837
Simpson Manufacturing Co., Inc.	494	21,879
Summit Materials, Inc., Class A†	1,282	36,460
Trex Co., Inc.†	354	26,624

		573,638

Building & Construction-Misc. - 0.1%
Aegion Corp.†	398	9,528
Comfort Systems USA, Inc.	441	14,685
Hill International, Inc.†	409	2,065
IES Holdings, Inc.†	104	1,768
MYR Group, Inc.†	191	6,076
TopBuild Corp.†	442	23,329

		57,451

Building Products-Air & Heating - 0.0%
AAON, Inc.	496	16,765

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	473	10,406
US Concrete, Inc.†	182	14,260

		24,666

Building Products-Doors & Windows - 0.7%
Apogee Enterprises, Inc.	339	17,659
Griffon Corp.	351	7,196
JELD-WEN Holding, Inc.†	270	8,815
Masonite International Corp.†	356	27,643
PGT Innovations , Inc.†	24,845	322,985

		384,298

Building Products-Light Fixtures - 0.1%
Cree, Inc.†	1,170	30,315
LSI Industries, Inc.	290	2,427

		32,742

Building Products-Wood - 0.1%
Boise Cascade Co.†	463	14,052
Universal Forest Products, Inc.	240	20,124

		34,176

Building-Heavy Construction - 0.3%
Chicago Bridge & Iron Co. NV	1,207	22,619
Dycom Industries, Inc.†	365	33,069
Granite Construction, Inc.	475	23,285
Layne Christensen Co.†	216	2,287
MasTec, Inc.†	797	36,821
Orion Group Holdings, Inc.†	324	2,275
Primoris Services Corp.	472	11,762
Sterling Construction Co., Inc.†	309	3,949
Tutor Perini Corp.†	448	11,917

		147,984

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	670	29,895

Building-Mobile Home/Manufactured Housing - 1.7%
Cavco Industries, Inc.†	3,692	481,437
Winnebago Industries, Inc.	10,862	399,721

		881,158

Building-Residential/Commercial - 0.3%
AV Homes, Inc.†	146	2,343
Beazer Homes USA, Inc.†	375	4,973
Century Communities, Inc.†	207	5,361
Green Brick Partners, Inc.†	276	3,105
Hovnanian Enterprises, Inc., Class A†	1,480	3,256
Installed Building Products, Inc.†	258	13,880
KB Home	1,005	23,035
LGI Homes, Inc.†	207	9,170
M/I Homes, Inc.†	286	7,419
MDC Holdings, Inc.	498	17,076
Meritage Homes Corp.†	461	18,786
New Home Co., Inc.†	148	1,600
PICO Holdings, Inc.†	266	4,323
Taylor Morrison Home Corp., Class A†	732	16,558
TRI Pointe Group, Inc.†	1,885	25,070
UCP, Inc., Class A†	94	1,048

William Lyon Homes, Class A†	286	6,466

		163,469

Cable/Satellite TV - 0.0%
Global Eagle Entertainment, Inc.†	612	1,934

Capacitors - 0.0%
KEMET Corp.†	547	9,217

Casino Hotels - 0.1%
Boyd Gaming Corp.	995	24,934
Caesars Entertainment Corp.†	682	8,423
Century Casinos, Inc.†	253	1,819
Monarch Casino & Resort, Inc.†	130	4,302

		39,478

Casino Services - 0.1%
Eldorado Resorts, Inc.†	552	11,261
Scientific Games Corp., Class A†	637	23,601

		34,862

Cellular Telecom - 0.0%
ATN International, Inc.	127	7,366

Chemicals-Diversified - 0.1%
Aceto Corp.	352	5,942
AdvanSix, Inc.†	359	12,019
Codexis, Inc.†	488	2,635
Innophos Holdings, Inc.	232	9,691
Innospec, Inc.	287	17,909
Koppers Holdings, Inc.†	247	8,966

		57,162

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	513	7,649

Chemicals-Other - 0.0%
American Vanguard Corp.	344	6,089

Chemicals-Plastics - 0.4%
A. Schulman, Inc.	342	8,995
Landec Corp.†	11,312	139,138
PolyOne Corp.	975	35,665

		183,798

Chemicals-Specialty - 1.1%
AgroFresh Solutions, Inc.†	264	2,059
Balchem Corp.	379	29,410
Calgon Carbon Corp.	605	9,680
CSW Industrials, Inc.†	173	6,756
Ferro Corp.†	1,003	19,298
GCP Applied Technologies, Inc.†	859	26,028
H.B. Fuller Co.	604	31,118
Hawkins, Inc.	115	5,169
Ingevity Corp.†	509	29,776
KMG Chemicals, Inc.	5,794	293,292
Kraton Corp.†	359	13,355
Minerals Technologies, Inc.	421	29,807
Oil-Dri Corp. of America	60	2,481
OMNOVA Solutions, Inc.†	517	4,860
Quaker Chemical Corp.	156	22,132
Sensient Technologies Corp.	530	39,411
Stepan Co.	239	19,639
Tronox, Ltd., Class A	779	15,097
Valhi, Inc.	303	973

		600,341

Circuit Boards - 0.0%
Park Electrochemical Corp.	231	4,340
TTM Technologies, Inc.†	1,107	19,240

		23,580

Coal - 0.1%
Arch Coal, Inc., Class A	262	19,930
Cloud Peak Energy, Inc.†	885	3,062
Hallador Energy Co.	192	1,323
Peabody Energy Corp.†	588	16,487
Ramaco Resources, Inc.†	73	461
SunCoke Energy, Inc.†	771	6,900
Warrior Met Coal, Inc.	202	4,416
Westmoreland Coal Co.†	222	957

		53,536

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	272	5,799

Coffee - 0.0%
Farmer Bros. Co.†	104	3,240

Commercial Services - 0.8%
Acacia Research Corp.†	593	2,046
Care.com, Inc.†	161	2,339
Collectors Universe, Inc.	90	2,239
Emerald Expositions Events, Inc.	188	4,303
Healthcare Services Group, Inc.	853	44,569
HMS Holdings Corp.†	1,004	20,160
Medifast, Inc.	6,596	281,583
National Research Corp., Class A	113	3,322
Nutrisystem, Inc.	356	19,847
Pendrell Corp.†	143	998
RPX Corp.†	541	7,396
ServiceSource International, Inc.†	907	3,447
SP Plus Corp.†	208	6,802
Team, Inc.†	350	5,023
Weight Watchers International, Inc.†	335	12,000

		416,074

Commercial Services-Finance - 0.9%
Cardtronics PLC, Class A†	546	17,090
CBIZ, Inc.†	612	9,088
CPI Card Group, Inc.	245	723
Everi Holdings, Inc.†	763	5,692
EVERTEC, Inc.	724	12,923
Green Dot Corp., Class A†	547	22,011
LendingTree, Inc.†	76	16,766
Liberty Tax, Inc.	82	1,156
MoneyGram International, Inc.†	349	5,696
PRGX Global, Inc.†	56,917	355,731
Travelport Worldwide, Ltd.	1,487	21,264

		468,140

Communications Software - 0.0%
BroadSoft, Inc.†	368	16,210
Digi International, Inc.†	317	3,313

pdvWireless, Inc.†	113	2,791

		22,314

Computer Aided Design - 0.7%
Aspen Technology, Inc.†	899	51,126
Exa Corp.†	22,785	321,952

		373,078

Computer Data Security - 0.1%
Qualys, Inc.†	376	15,097
Varonis Systems, Inc.†	229	8,530

		23,627

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	498	9,387

Computer Services - 1.4%
Barracuda Networks, Inc.†	301	6,763
CACI International, Inc., Class A†	292	36,529
Carbonite, Inc.†	16,895	398,722
Cogint, Inc.†	242	1,065
Convergys Corp.	1,126	26,990
DMC Global, Inc.	169	2,349
Engility Holdings, Inc.†	216	6,301
EPAM Systems, Inc.†	589	50,613
ExlService Holdings, Inc.†	392	22,559
Insight Enterprises, Inc.†	427	17,302
KeyW Holding Corp.†	577	5,095
MAXIMUS, Inc.	769	46,417
NeuStar, Inc., Class A†	665	22,211
Presidio, Inc.†	228	3,108
Science Applications International Corp.	525	36,965
SecureWorks Corp., Class A†	97	1,061
StarTek, Inc.†	122	1,501
Sykes Enterprises, Inc.†	470	15,980
Syntel, Inc.	396	7,718
TeleTech Holdings, Inc.	166	6,939
Unisys Corp.†	603	7,718
Virtusa Corp.†	331	10,973

		734,879

Computer Software - 1.4%
Avid Technology, Inc.†	400	2,060
Blackbaud, Inc.	571	52,726
Box, Inc., Class A†	941	17,738
Cloudera, Inc.†	167	2,881
CommerceHub, Inc., Series A†	164	2,991
CommerceHub, Inc., Series C†	348	6,257
Cornerstone OnDemand, Inc.†	624	25,153
Envestnet, Inc.†	516	20,150
Guidance Software, Inc.†	266	1,881
j2 Global, Inc.	557	47,139
Planet Payment, Inc.†	54,024	175,038
Simulations Plus, Inc.	26,674	394,775
Veritone, Inc.†	30	275
Workiva, Inc.†	297	5,821

		754,885

Computers - 0.0%
Nutanix, Inc., Class A†	417	8,859

Computers-Integrated Systems - 0.5%
Agilysys, Inc.†	184	1,851
Cray, Inc.†	480	9,888
Diebold Nixdorf, Inc.	905	21,177
Maxwell Technologies, Inc.†	432	2,527
Mercury Systems, Inc.†	561	24,634
MTS Systems Corp.	201	10,593
NCI, Inc., Class A†	83	1,656
NetScout Systems, Inc.†	1,065	36,742
Radisys Corp.†	35,070	85,571
Silver Spring Networks, Inc.†	501	5,666
Super Micro Computer, Inc.†	467	12,539
USA Technologies, Inc.†	466	2,586
VeriFone Systems, Inc.†	1,334	26,026

		241,456

Computers-Memory Devices - 0.0%
Pure Storage, Inc., Class A†	1,115	13,458
Quantum Corp.†	335	2,714

		16,172

Computers-Other - 0.2%
3D Systems Corp.†	1,309	21,991
ExOne Co.†	133	1,499
Lumentum Holdings, Inc.†	730	45,698
Stratasys, Ltd.†	599	14,370

		83,558

Computers-Periphery Equipment - 0.7%
Electronics For Imaging, Inc.†	555	26,962
Immersion Corp.†	349	2,980
Mitek Systems, Inc.†	37,211	353,505

		383,447

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	335	9,135

Consulting Services - 1.6%
Advisory Board Co.†	484	27,201
CRA International, Inc.	7,874	305,590
Forrester Research, Inc.	120	4,896
Franklin Covey Co.†	116	2,163
FTI Consulting, Inc.†	493	16,175
Hackett Group, Inc.	7,550	123,971
Huron Consulting Group, Inc.†	263	9,337
ICF International, Inc.†	215	9,729
Information Services Group, Inc.†	388	1,564
Navigant Consulting, Inc.†	565	9,565
Vectrus, Inc.†	10,241	348,296

		858,487

Consumer Products-Misc. - 0.1%
Central Garden & Pet Co.†	126	4,032
Central Garden & Pet Co., Class A†	423	13,012
CSS Industries, Inc.	107	2,864
Helen of Troy, Ltd.†	326	32,845
WD-40 Co.	165	17,597

		70,350

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	306	17,164
Greif, Inc., Class B	67	4,013

		21,177

Containers-Paper/Plastic - 0.1%
KapStone Paper and Packaging Corp.	1,041	23,797
Multi-Color Corp.	164	13,202
UFP Technologies, Inc.†	77	2,222

		39,221

Cosmetics & Toiletries - 0.0%
elf Beauty, Inc.†	248	6,292
Inter Parfums, Inc.	207	8,032
Revlon, Inc., Class A†	141	2,756

		17,080

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	240	2,402

Data Processing/Management - 0.8%
Acxiom Corp.†	936	25,244
Amber Road, Inc.†	26,223	245,709
CommVault Systems, Inc.†	465	27,691
CSG Systems International, Inc.	399	16,499
Fair Isaac Corp.	369	52,601
Pegasystems, Inc.	439	26,537

		394,281

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	766	3,294
QAD, Inc., Class A	118	3,699

		6,993

Diagnostic Equipment - 1.0%
Accelerate Diagnostics, Inc.†	312	8,190
BioTelemetry, Inc.†	14,133	483,349
GenMark Diagnostics, Inc.†	526	6,222
Genomic Health, Inc.†	236	7,528
Oxford Immunotec Global PLC†	271	4,553
Quotient, Ltd.†	320	1,766
Repligen Corp.†	410	16,511

		528,119

Diagnostic Kits - 0.9%
Meridian Bioscience, Inc.	499	6,761
OraSure Technologies, Inc.†	24,735	433,852
Quidel Corp.†	332	10,621

		451,234

Dialysis Centers - 0.0%
American Renal Associates Holdings, Inc.†	116	1,984

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	180	30,942
Merit Medical Systems, Inc.†	583	23,903
Utah Medical Products, Inc.	41	2,833

		57,678

Distribution/Wholesale - 0.4%
Anixter International, Inc.†	348	27,405
Beacon Roofing Supply, Inc.†	724	33,253
Core-Mark Holding Co., Inc.	546	20,022
EnviroStar, Inc.	42	1,065
Essendant, Inc.	448	5,591
Fossil Group, Inc.†	511	5,749
G-III Apparel Group, Ltd.†	519	13,510
H&E Equipment Services, Inc.	377	8,509
Huttig Building Products, Inc.†	285	2,032
Nexeo Solutions, Inc.†	315	2,624
ScanSource, Inc.†	297	11,761
SiteOne Landscape Supply, Inc.†	407	21,367
Systemax, Inc.	138	2,500
Titan Machinery, Inc.†	222	3,963
Triton International, Ltd.	520	18,751
Veritiv Corp.†	138	5,127

		183,229

Diversified Financial Services - 0.0%
On Deck Capital, Inc.†	591	2,541

Diversified Manufacturing Operations - 1.2%
Actuant Corp., Class A	713	17,255
AZZ, Inc.	311	15,768
Barnes Group, Inc.	602	36,228
Chase Corp.	86	9,292
EnPro Industries, Inc.	253	19,486
Fabrinet†	435	19,579
Federal Signal Corp.	707	13,080
GP Strategies Corp.†	15,243	436,712
Handy & Harman, Ltd.†	35	1,159
Harsco Corp.†	963	14,878
LSB Industries, Inc.†	260	1,841
Lydall, Inc.†	200	9,900
NL Industries, Inc.†	100	780
Raven Industries, Inc.	433	14,895
Standex International Corp.	151	14,488
Tredegar Corp.	309	4,666

		630,007

Diversified Minerals - 0.1%
Fairmount Santrol Holdings, Inc.†	1,858	5,426
Smart Sand, Inc.†	262	1,724
United States Lime & Minerals, Inc.	24	1,949
US Silica Holdings, Inc.	978	28,489

		37,588

Diversified Operations - 0.0%
HRG Group, Inc.†	1,424	23,596

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	242	12,959

Drug Delivery Systems - 0.2%
Antares Pharma, Inc.†	1,720	5,401
Catalent, Inc.†	1,507	52,293
Depomed, Inc.†	683	7,042
Heron Therapeutics, Inc.†	544	8,622
Nektar Therapeutics†	1,775	38,748
Revance Therapeutics, Inc.†	269	6,120

		118,226

E-Commerce/Products - 0.1%
1-800-flowers.com, Inc., Class A†	313	3,020
Chegg, Inc.†	1,002	13,878
Etsy, Inc.†	1,386	19,917
FTD Cos., Inc.†	202	3,969
Lands’ End, Inc.†	159	2,147
Overstock.com, Inc.†	201	3,216

Shutterfly, Inc.†	408	20,008

		66,155

E-Commerce/Services - 0.3%
Angie’s List, Inc.†	483	5,786
Bankrate, Inc.†	566	7,867
Cars.com, Inc.†	862	20,947
Carvana Co.†	181	3,533
ChannelAdvisor Corp.†	303	3,182
Groupon, Inc.†	4,068	15,296
GrubHub, Inc.†	1,029	47,468
Leaf Group, Ltd.†	142	1,072
Ominto, Inc.†	170	955
Quotient Technology, Inc.†	882	10,231
Stamps.com, Inc.†	190	28,139
Trade Desk, Inc., Class A†	208	11,088
TrueCar, Inc.†	750	14,198

		169,762

E-Marketing/Info - 0.0%
Liquidity Services, Inc.†	307	2,088
New Media Investment Group, Inc.	612	8,531
QuinStreet, Inc.†	438	1,704
Rocket Fuel, Inc.†	424	1,102
Rubicon Project, Inc.†	531	2,496

		15,921

E-Services/Consulting - 0.0%
Perficient, Inc.†	411	7,727

Educational Software - 0.1%
2U, Inc.†	524	27,117
Instructure, Inc.†	255	8,249
Rosetta Stone, Inc.†	203	2,103

		37,469

Electric Products-Misc. - 0.1%
Graham Corp.	114	2,281
Littelfuse, Inc.	270	48,648
Novanta, Inc.†	384	14,170

		65,099

Electric-Distribution - 0.0%
EnerNOC, Inc.†	325	2,486
Genie Energy, Ltd., Class B	162	1,074
Spark Energy, Inc., Class A	138	2,870
Unitil Corp.	166	8,425

		14,855

Electric-Generation - 0.0%
Atlantic Power Corp.†	1,372	3,156

Electric-Integrated - 0.7%
ALLETE, Inc.	613	44,914
Ameresco, Inc., Class A†	224	1,467
Avista Corp.	771	40,562
Black Hills Corp.	641	44,652
El Paso Electric Co.	484	25,120
IDACORP, Inc.	605	52,248
MGE Energy, Inc.	419	27,884
NorthWestern Corp.	583	33,692
Otter Tail Corp.	471	19,052
PNM Resources, Inc.	956	38,097
Portland General Electric Co.	1,072	47,908

		375,596

Electronic Components-Misc. - 1.0%
AVX Corp.	552	9,864
Bel Fuse, Inc., Class B	115	2,904
Benchmark Electronics, Inc.†	599	20,156
CTS Corp.	383	8,426
Kimball Electronics, Inc.†	318	6,185
Knowles Corp.†	1,056	15,998
Methode Electronics, Inc.	429	17,053
Microvision, Inc.†	817	1,855
NVE Corp.	4,066	320,726
OSI Systems, Inc.†	208	16,634
Plexus Corp.†	402	21,551
Rogers Corp.†	216	25,482
Sanmina Corp.†	884	31,691
Sparton Corp.†	115	2,652
Stoneridge, Inc.†	322	4,914
Vishay Intertechnology, Inc.	1,613	28,792
Vishay Precision Group, Inc.†	122	2,135
ZAGG, Inc.†	326	2,755

		539,773

Electronic Components-Semiconductors - 1.3%
Alpha & Omega Semiconductor, Ltd.†	224	3,965
Ambarella, Inc.†	389	19,469
Amkor Technology, Inc.†	1,220	12,651
AXT, Inc.†	446	3,903
CEVA, Inc.†	7,770	359,363
Diodes, Inc.†	457	12,124
DSP Group, Inc.†	262	3,301
EMCORE Corp.†	323	3,747
GSI Technology, Inc.†	171	1,242
Impinj, Inc.†	216	10,614
Inphi Corp.†	503	19,315
IXYS Corp.†	300	5,220
Kopin Corp.†	737	2,801
Lattice Semiconductor Corp.†	1,470	10,231
MACOM Technology Solutions Holdings, Inc.†	486	29,427
Monolithic Power Systems, Inc.	478	48,909
Pixelworks, Inc.†	341	1,582
Rambus, Inc.†	1,328	17,118
Semtech Corp.†	777	30,769
Silicon Laboratories, Inc.†	503	37,775
Synaptics, Inc.†	413	21,728
Xperi Corp.	586	17,141

		672,395

Electronic Measurement Instruments - 0.2%
Badger Meter, Inc.	336	15,204
CyberOptics Corp.†	82	1,353
ESCO Technologies, Inc.	305	18,818
FARO Technologies, Inc.†	198	7,821
Fitbit, Inc., Class A†	2,092	10,795
Itron, Inc.†	409	29,857

Mesa Laboratories, Inc.	38	5,492

		89,340

Electronic Parts Distribution - 0.2%
SYNNEX Corp.	347	41,265
Tech Data Corp.†	420	43,008

		84,273

Electronic Security Devices - 0.6%
Napco Security Technologies, Inc.†	35,392	323,837

Energy-Alternate Sources - 0.2%
Clean Energy Fuels Corp.†	1,635	4,284
FutureFuel Corp.	300	4,368
Green Plains, Inc.	454	8,966
Pacific Ethanol, Inc.†	492	3,075
Pattern Energy Group, Inc.	843	21,159
Plug Power, Inc.†	2,676	6,048
Renewable Energy Group, Inc.†	456	5,700
REX American Resources Corp.†	70	6,999
Sunrun, Inc.†	1,018	7,666
TerraForm Global, Inc., Class A†	1,069	5,452
TerraForm Power, Inc., Class A†	966	12,944
TPI Composites, Inc.†	128	2,411
Vivint Solar, Inc.†	312	1,607

		90,679

Engineering/R&D Services - 0.9%
Argan, Inc.	174	11,214
EMCOR Group, Inc.	706	47,655
Exponent, Inc.	307	20,016
KBR, Inc.	1,724	25,722
Mistras Group, Inc.†	207	4,171
NV5 Global, Inc.†	8,809	366,014
VSE Corp.	103	5,341

		480,133

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	500	11,710

Enterprise Software/Service - 0.8%
Actua Corp.†	366	4,941
Alteryx, Inc., Class A†	106	2,133
American Software, Inc., Class A	22,848	221,626
Apptio, Inc., Class A†	213	3,781
Benefitfocus, Inc.†	190	6,792
Blackline, Inc.†	131	5,079
Coupa Software, Inc.†	357	10,971
Donnelley Financial Solutions, Inc.†	316	7,331
Everbridge, Inc.†	203	4,801
Evolent Health, Inc., Class A†	462	11,411
Hortonworks, Inc.†	573	7,678
Inovalon Holdings, Inc., Class A†	751	9,538
LivePerson, Inc.†	649	8,794
Majesco†	67	326
ManTech International Corp., Class A	309	12,273
MicroStrategy, Inc., Class A†	114	15,334
MobileIron, Inc.†	657	2,973
Model N, Inc.†	279	3,683
MuleSoft, Inc., Class A†	181	3,935
Omnicell, Inc.†	440	21,824
Paycom Software, Inc.†	590	41,353
PROS Holdings, Inc.†	315	9,081
RCI Hospitality Holdings, Inc.	109	2,473
SPS Commerce, Inc.†	202	11,676

		429,807

Entertainment Software - 0.0%
Glu Mobile, Inc.†	1,243	3,393

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	685	32,503

Environmental Monitoring & Detection - 0.1%
MSA Safety, Inc.	399	31,984

Finance-Commercial - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	592	13,764
NewStar Financial, Inc.	369	4,037

		17,801

Finance-Consumer Loans - 0.6%
Elevate Credit, Inc.†	173	1,424
Encore Capital Group, Inc.†	287	11,509
Enova International, Inc.†	17,736	257,172
LendingClub Corp.†	3,809	19,312
Nelnet, Inc., Class A	239	11,732
Ocwen Financial Corp.†	1,267	3,636
PRA Group, Inc.†	550	21,560
Regional Management Corp.†	122	2,927
World Acceptance Corp.†	70	5,290

		334,562

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	655	28,591

Finance-Investment Banker/Broker - 0.3%
Cowen, Inc.†	310	4,960
Diamond Hill Investment Group, Inc.	38	7,505
Evercore Partners, Inc., Class A	490	38,538
GAIN Capital Holdings, Inc.	433	2,905
Greenhill & Co., Inc.	328	6,068
Houlihan Lokey, Inc.	266	9,890
INTL. FCStone, Inc.†	181	7,083
Investment Technology Group, Inc.	394	8,696
Ladenburg Thalmann Financial Services, Inc.†	1,217	2,775
Moelis & Co., Class A	301	12,311
Oppenheimer Holdings, Inc., Class A	117	1,843
Piper Jaffray Cos.	172	10,733
PJT Partners, Inc., Class A	217	9,413
Stifel Financial Corp.†	798	40,578
Virtu Financial, Inc., Class A	295	4,882

		168,180

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	570	13,418
California First National Bancorp	26	433
Marlin Business Services Corp.	105	2,730

		16,581

Finance-Mortgage Loan/Banker - 0.2%
Arlington Asset Investment Corp., Class A	277	3,573
Ellie Mae, Inc.†	405	35,324
Federal Agricultural Mtg. Corp., Class C	106	7,267
FNFV Group†	755	13,024
Impac Mortgage Holdings, Inc.†	127	1,868
Nationstar Mtg. Holdings, Inc.†	350	6,241
PennyMac Financial Services, Inc., Class A†	190	3,306
PHH Corp.†	632	8,709

		79,312

Finance-Other Services - 0.1%
R1 RCM, Inc.†	1,201	4,071
WageWorks, Inc.†	447	29,145

		33,216

Financial Guarantee Insurance - 0.2%
MBIA, Inc.†	1,501	15,265
MGIC Investment Corp.†	4,435	51,757
NMI Holdings, Inc., Class A†	683	8,059
Radian Group, Inc.	2,596	45,222

		120,303

Firearms & Ammunition - 0.1%
American Outdoor Brands Corp.†	673	13,911
Axon Enterprise, Inc.†	624	15,344
Sturm Ruger & Co., Inc.	205	11,808

		41,063

Food-Canned - 0.0%
Bob Evans Farms, Inc.	237	16,396
Seneca Foods Corp., Class A†	83	2,382

		18,778

Food-Confectionery - 0.1%
Amplify Snack Brands, Inc.†	396	4,142
Hostess Brands, Inc.†	958	14,638
Tootsie Roll Industries, Inc.	203	7,552

		26,332

Food-Dairy Products - 0.0%
Dean Foods Co.	1,089	16,335
Lifeway Foods, Inc.†	56	514

		16,849

Food-Misc./Diversified - 0.3%
B&G Foods, Inc.	787	28,529
Cal-Maine Foods, Inc.†	372	14,192
Darling Ingredients, Inc.†	1,966	31,987
J&J Snack Foods Corp.	180	23,652
John B. Sanfilippo & Son, Inc.	103	6,625
Lancaster Colony Corp.	225	27,589
Snyder’s-Lance, Inc.	1,031	35,868

		168,442

Food-Retail - 0.1%
Ingles Markets, Inc., Class A	169	4,985
Smart & Final Stores, Inc.†	271	2,330
SUPERVALU, Inc.†	3,215	11,510
Village Super Market, Inc., Class A	93	2,300
Weis Markets, Inc.	115	5,441

		26,566

Food-Wholesale/Distribution - 1.3%
Calavo Growers, Inc.	4,817	356,699
Chefs’ Warehouse, Inc.†	17,349	251,560
Fresh Del Monte Produce, Inc.	396	20,382
Performance Food Group Co.†	851	24,509
SpartanNash Co.	450	12,483
United Natural Foods, Inc.†	607	23,388

		689,021

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	886	7,035
Deckers Outdoor Corp.†	379	24,582
Iconix Brand Group, Inc.†	599	3,995
Steven Madden, Ltd.†	708	29,028
Weyco Group, Inc.	76	2,119
Wolverine World Wide, Inc.	1,130	31,866

		98,625

Forestry - 0.0%
Deltic Timber Corp.	131	9,449

Funeral Services & Related Items - 0.5%
Carriage Services, Inc.	10,244	249,851
Matthews International Corp., Class A	375	24,581

		274,432

Gambling (Non-Hotel) - 0.1%
Caesars Acquisition Co., Class A†	586	11,368
Golden Entertainment, Inc.†	126	2,593
Pinnacle Entertainment, Inc.†	634	12,046
Red Rock Resorts, Inc., Class A	814	19,455

		45,462

Gas-Distribution - 0.6%
Chesapeake Utilities Corp.	189	14,600
Delta Natural Gas Co., Inc.	83	2,526
New Jersey Resources Corp.	1,030	43,415
Northwest Natural Gas Co.	340	21,454
ONE Gas, Inc.	625	45,487
RGC Resources, Inc.	80	2,148
South Jersey Industries, Inc.	956	32,475
Southwest Gas Holdings, Inc.	569	45,577
Spire, Inc.	566	41,092
WGL Holdings, Inc.	614	52,632

		301,406

Gold Mining - 0.0%
Gold Resource Corp.	628	2,663
Klondex Mines, Ltd.†	2,107	6,721

		9,384

Golf - 0.0%
Acushnet Holdings Corp.	277	5,116
Callaway Golf Co.	1,120	14,257
Drive Shack, Inc.	744	2,277

		21,650

Hazardous Waste Disposal - 1.3%
Heritage-Crystal Clean, Inc.†	23,992	451,050

Sharps Compliance Corp.†	46,451	217,855
US Ecology, Inc.	262	13,598

		682,503

Health Care Cost Containment - 0.1%
CorVel Corp.†	113	5,373
HealthEquity, Inc.†	597	27,385

		32,758

Heart Monitors - 0.0%
FONAR Corp.†	73	1,876

Home Furnishings - 0.6%
American Woodmark Corp.†	169	16,587
Bassett Furniture Industries, Inc.	7,617	283,353
Ethan Allen Interiors, Inc.	298	9,551
Flexsteel Industries, Inc.	91	5,094
Hooker Furniture Corp.	136	5,739
Select Comfort Corp.†	492	16,635

		336,959

Hotels/Motels - 0.1%
Belmond, Ltd., Class A†	1,072	13,989
ILG, Inc.	1,274	33,774
La Quinta Holdings, Inc.†	977	14,567
Marcus Corp.	224	6,093
Red Lion Hotels Corp.†	198	1,416

		69,839

Housewares - 0.0%
Libbey, Inc.	263	2,367
Lifetime Brands, Inc.	117	2,217
NACCO Industries, Inc., Class A	49	3,215

		7,799

Human Resources - 1.4%
AMN Healthcare Services, Inc.†	565	20,848
Barrett Business Services, Inc.	85	4,678
BG Staffing, Inc.	83	1,383
Cross Country Healthcare, Inc.†	23,791	279,782
Heidrick & Struggles International, Inc.	220	3,982
Insperity, Inc.	219	16,534
Kelly Services, Inc., Class A	366	8,151
Kforce, Inc.	281	5,255
Korn/Ferry International	613	20,505
On Assignment, Inc.†	608	29,944
Paylocity Holding Corp.†	311	14,141
Resources Connection, Inc.	343	4,579
TriNet Group, Inc.†	490	17,150
TrueBlue, Inc.†	503	12,852
Willdan Group, Inc.†	9,344	314,052

		753,836

Identification Systems - 0.0%
Brady Corp., Class A	556	18,459

Import/Export - 0.0%
Castle Brands, Inc.†	1,039	1,860

Independent Power Producers - 0.1%
Dynegy, Inc.†	1,324	11,890
NRG Yield, Inc., Class A	418	7,620
NRG Yield, Inc., Class C	763	14,192
Ormat Technologies, Inc.	475	28,167

		61,869

Industrial Audio & Video Products - 0.0%
Akoustis Technologies, Inc.†	104	722
GoPro, Inc., Class A†	1,280	10,547
Iteris, Inc.†	282	1,774

		13,043

Industrial Automated/Robotic - 0.5%
Hurco Cos., Inc.	73	2,405
Ichor Holdings, Ltd.†	12,200	280,356

		282,761

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	79	2,338
Control4 Corp.†	292	6,672
Watts Water Technologies, Inc., Class A	333	21,445
Woodward, Inc.	638	44,622

		75,077

Instruments-Scientific - 0.0%
Fluidigm Corp.†	352	1,324

Insurance Brokers - 0.4%
Crawford & Co., Class B	20,229	181,656
eHealth, Inc.†	186	3,164

		184,820

Insurance-Life/Health - 0.9%
American Equity Investment Life Holding Co.	1,037	27,771
CNO Financial Group, Inc.	2,050	46,904
FBL Financial Group, Inc., Class A	119	8,080
Fidelity & Guaranty Life	137	4,268
Health Insurance Innovations, Inc., Class A†	11,069	310,485
Independence Holding Co.	82	1,820
National Western Life Group, Inc., Class A	27	9,088
Primerica, Inc.	546	44,253
Trupanion, Inc.†	269	6,408

		459,077

Insurance-Multi-line - 0.1%
Citizens, Inc.†	558	4,492
Genworth Financial, Inc., Class A†	6,022	20,655
Horace Mann Educators Corp.	490	18,081
Kemper Corp.	475	18,644
United Fire Group, Inc.	257	11,596

		73,468

Insurance-Property/Casualty - 2.0%
Ambac Financial Group, Inc.†	544	11,114
AMERISAFE, Inc.	229	13,225
AmTrust Financial Services, Inc.	1,021	16,336
Atlas Financial Holdings, Inc.†	126	1,947
Baldwin & Lyons, Inc., Class B	112	2,621
Donegal Group, Inc., Class A	106	1,598
EMC Insurance Group, Inc.	105	2,908
Employers Holdings, Inc.	381	16,516
Enstar Group, Ltd.†	135	27,351

Federated National Holding Co.	151	2,404
Global Indemnity, Ltd.†	99	3,837
Hallmark Financial Services, Inc.†	162	1,823
HCI Group, Inc.	95	4,284
Heritage Insurance Holdings, Inc.	311	3,922
Infinity Property & Casualty Corp.	129	12,906
Investors Title Co.	18	3,177
James River Group Holdings, Ltd.	216	8,675
Kingstone Cos., Inc.	24,751	408,391
Kinsale Capital Group, Inc.	9,198	357,986
National General Holdings Corp.	588	12,471
Navigators Group, Inc.	247	14,079
NI Holdings, Inc.†	123	2,212
OneBeacon Insurance Group, Ltd., Class A	242	4,433
RLI Corp.	462	26,824
Safety Insurance Group, Inc.	175	12,416
Selective Insurance Group, Inc.	689	34,898
State Auto Financial Corp.	190	4,900
Stewart Information Services Corp.	252	9,904
Third Point Reinsurance, Ltd.†	920	13,386
Tiptree, Inc.	294	2,014
United Insurance Holdings Corp.	204	3,256
Universal Insurance Holdings, Inc.	380	9,063

		1,050,877

Insurance-Reinsurance - 0.9%
Argo Group International Holdings, Ltd.	347	20,803
Blue Capital Reinsurance Holdings, Ltd.	71	1,370
Essent Group, Ltd.†	925	35,539
Greenlight Capital Re, Ltd., Class A†	361	7,725
Maiden Holdings, Ltd.	859	9,535
State National Cos., Inc.	18,889	394,402
WMIH Corp.†	2,318	2,666

		472,040

Internet Application Software - 0.1%
Okta, Inc.†	133	2,919
RealNetworks, Inc.†	291	1,266
Tucows, Inc., Class A†	108	5,902
VirnetX Holding Corp.†	608	2,098
Zendesk, Inc.†	1,164	34,128

		46,313

Internet Connectivity Services - 0.6%
Boingo Wireless, Inc.†	435	6,451
Cogent Communications Holdings, Inc.	7,139	298,053
Internap Corp.†	957	3,637

		308,141

Internet Content-Entertainment - 0.0%
Limelight Networks, Inc.†	891	3,047
Shutterstock, Inc.†	222	9,355

		12,402

Internet Content-Information/News - 0.1%
DHI Group, Inc.†	581	1,278
HealthStream, Inc.†	309	7,298
Reis, Inc.	109	2,333
WebMD Health Corp.†	443	29,349
XO Group, Inc.†	295	5,393
Yelp, Inc.†	930	30,253

		75,904

Internet Gambling - 0.0%
Inspired Entertainment, Inc.†	47	524

Internet Security - 0.1%
Corindus Vascular Robotics, Inc.†	1,004	1,667
Imperva, Inc.†	401	18,065
Proofpoint, Inc.†	514	43,813
Rapid7, Inc.†	250	3,798
VASCO Data Security International, Inc.†	363	4,900
Zix Corp.†	641	3,417

		75,660

Internet Telephone - 0.1%
8x8, Inc.†	1,057	13,424
RingCentral, Inc., Class A†	748	26,030

		39,454

Investment Management/Advisor Services - 1.1%
Altisource Portfolio Solutions SA†	135	3,522
Artisan Partners Asset Management, Inc., Class A	533	17,722
Associated Capital Group, Inc., Class A	60	2,013
Cohen & Steers, Inc.	256	10,342
Financial Engines, Inc.	701	26,954
GAMCO Investors, Inc., Class A	54	1,658
Hamilton Lane, Inc., Class A	165	3,706
Medley Management, Inc., Class A	65	416
OM Asset Management PLC	662	9,976
Pzena Investment Management, Inc., Class A	11,043	116,504
Silvercrest Asset Management Group, Inc., Class A	24,366	308,230
Virtus Investment Partners, Inc.	80	9,424
Waddell & Reed Financial, Inc., Class A	973	20,112
Westwood Holdings Group, Inc.	97	5,718
WisdomTree Investments, Inc.	1,381	14,418

		550,715

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	220	21,448
Electro Scientific Industries, Inc.†	378	3,270
II-VI, Inc.†	727	27,698

		52,416

Leisure Games - 0.0%
Intrawest Resorts Holdings, Inc.†	153	3,634

Leisure Products - 0.0%
Escalade, Inc.	127	1,568
Johnson Outdoors, Inc., Class A	58	2,930
Marine Products Corp.	94	1,365

		5,863

Lighting Products & Systems - 0.0%
Revolution Lighting Technologies, Inc.†	148	1,094

Linen Supply & Related Items - 0.1%
UniFirst Corp.	183	26,032

Machine Tools & Related Products - 0.1%
Hardinge, Inc.	138	1,670
Kennametal, Inc.	962	35,498
Milacron Holdings Corp.†	537	9,655

		46,823

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	255	12,819
Hyster-Yale Materials Handling, Inc.	124	8,786

		21,605

Machinery-Electrical - 0.1%
Babcock & Wilcox Enterprises, Inc.†	586	6,153
Franklin Electric Co., Inc.	555	22,422

		28,575

Machinery-Farming - 0.0%
Alamo Group, Inc.	114	10,603
Lindsay Corp.	126	11,551

		22,154

Machinery-General Industrial - 0.8%
Albany International Corp., Class A	344	18,404
Altra Industrial Motion Corp.	343	15,281
Applied Industrial Technologies, Inc.	459	25,933
Chart Industries, Inc.†	367	12,478
DXP Enterprises, Inc.†	189	5,404
Gencor Industries, Inc.†	97	1,557
Intevac, Inc.†	233	2,645
Kadant, Inc.	3,850	300,492
Manitowoc Co., Inc.†	1,527	8,719
Tennant Co.	211	15,941
Twin Disc, Inc.†	102	1,726

		408,580

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	232	5,986

Machinery-Pumps - 0.1%
Gorman-Rupp Co.	211	6,376
NN, Inc.	324	8,975
SPX FLOW, Inc.†	496	17,588

		32,939

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	680	2,686
SEACOR Marine Holdings, Inc.†	194	2,829

		5,515

Medical Imaging Systems - 0.0%
Analogic Corp.	150	10,530
Lantheus Holdings, Inc.†	312	5,756

		16,286

Medical Information Systems - 0.9%
Allscripts Healthcare Solutions, Inc.†	2,176	26,786
Computer Programs & Systems, Inc.	134	4,107
Cotiviti Holdings, Inc.†	319	13,733
Medidata Solutions, Inc.†	675	51,847
NantHealth, Inc.†	214	916
Quality Systems, Inc.†	626	10,705
Tabula Rasa HealthCare, Inc.†	23,072	359,923

		468,017

Medical Instruments - 0.5%
Abaxis, Inc.	263	12,361
AngioDynamics, Inc.†	437	7,101
AtriCure, Inc.†	380	9,207
Cardiovascular Systems, Inc.†	382	12,052
CONMED Corp.	329	16,884
CryoLife, Inc.†	385	7,219
Endologix, Inc.†	985	4,817
Entellus Medical, Inc.†	145	2,545
Halyard Health, Inc.†	560	22,523
Integra LifeSciences Holdings Corp.†	738	36,649
iRhythm Technologies, Inc.†	165	6,824
LivaNova PLC†	581	35,406
Natus Medical, Inc.†	388	13,658
NuVasive, Inc.†	608	40,000
Obalon Therapeutics, Inc.†	103	876
Spectranetics Corp.†	519	19,982

		248,104

Medical Labs & Testing Services - 0.1%
Invitae Corp.†	466	4,325
Medpace Holdings, Inc.†	88	2,414
Natera, Inc.†	376	3,034
Teladoc, Inc.†	644	21,123

		30,896

Medical Laser Systems - 0.6%
Cutera, Inc.†	11,783	306,947

Medical Products - 1.3%
Accuray, Inc.†	975	4,144
Atrion Corp.	17	10,747
AxoGen, Inc.†	327	5,167
Cantel Medical Corp.	435	32,277
Cerus Corp.†	1,235	2,791
ConforMIS, Inc.†	480	2,405
Exactech, Inc.†	128	3,731
Glaukos Corp.†	343	13,782
Globus Medical, Inc., Class A†	845	25,984
Haemonetics Corp.†	628	25,830
Integer Holdings Corp.†	371	16,992
Intersect ENT, Inc.†	311	8,521
Invacare Corp.	381	5,963
K2M Group Holdings, Inc.†	486	11,824
LeMaitre Vascular, Inc.	178	6,420
Luminex Corp.	488	9,970
MiMedx Group, Inc.†	1,239	18,535
NanoString Technologies, Inc.†	212	3,224
Nevro Corp.†	332	28,572
Novocure, Ltd.†	691	14,235
NxStage Medical, Inc.†	778	18,322
Orthofix International NV†	206	8,936
Penumbra, Inc.†	351	28,659
Pulse Biosciences, Inc.†	109	2,118
Rockwell Medical, Inc.†	574	4,093
Sientra, Inc.†	171	1,758
Surmodics, Inc.†	156	4,103
Tactile Systems Technology, Inc.†	10,779	318,519

Viveve Medical, Inc.†	179	1,183
Wright Medical Group NV†	1,252	32,890

		671,695

Medical-Biomedical/Gene - 3.4%
Abeona Therapeutics, Inc.†	290	2,451
Acceleron Pharma, Inc.†	384	12,346
Achillion Pharmaceuticals, Inc.†	1,401	5,744
Acorda Therapeutics, Inc.†	519	11,236
Aduro Biotech, Inc.†	487	6,258
Advaxis, Inc.†	437	2,827
Agenus, Inc.†	885	3,929
Alder Biopharmaceuticals, Inc.†	565	6,074
AMAG Pharmaceuticals, Inc.†	420	8,253
AnaptysBio, Inc.†	64	1,557
Anavex Life Sciences Corp.†	438	1,778
ANI Pharmaceuticals, Inc.†	1,646	80,210
Aratana Therapeutics, Inc.†	40,106	270,715
Ardelyx, Inc.†	400	2,080
Arena Pharmaceuticals, Inc.†	384	9,124
Assembly Biosciences, Inc.†	168	3,765
Asterias Biotherapeutics, Inc.†	323	1,147
Atara Biotherapeutics, Inc.†	305	4,651
Athersys, Inc.†	1,223	1,822
Audentes Therapeutics, Inc.†	183	3,676
Axovant Sciences, Ltd.†	358	8,205
Bellicum Pharmaceuticals, Inc.†	325	3,439
BioCryst Pharmaceuticals, Inc.†	959	4,900
Biohaven Pharmaceutical Holding Co., Ltd.†	120	3,091
BioTime, Inc.†	906	2,446
Bluebird Bio, Inc.†	537	50,612
Blueprint Medicines Corp.†	465	24,333
Cambrex Corp.†	389	23,729
Cascadian Therapeutics, Inc.†	410	1,677
Celldex Therapeutics, Inc.†	1,449	3,318
ChemoCentryx, Inc.†	292	2,961
Clearside Biomedical, Inc.†	248	2,138
Corium International, Inc.†	238	1,983
Corvus Pharmaceuticals, Inc.†	101	1,235
Curis, Inc.†	1,388	2,707
Cytokinetics, Inc.†	497	6,983
CytomX Therapeutics, Inc.†	348	4,695
Dermira, Inc.†	456	12,554
Dynavax Technologies Corp.†	588	9,320
Edge Therapeutics, Inc.†	238	2,563
Editas Medicine, Inc.†	405	6,853
Emergent BioSolutions, Inc.†	401	14,584
Enzo Biochem, Inc.†	493	5,349
Epizyme, Inc.†	494	5,632
Esperion Therapeutics, Inc.†	179	8,107
Exact Sciences Corp.†	1,315	51,022
Fate Therapeutics, Inc.†	456	1,318
FibroGen, Inc.†	712	24,315
Five Prime Therapeutics, Inc.†	325	9,145
Fortress Biotech, Inc.†	394	1,749
Foundation Medicine, Inc.†	172	6,080
Genocea Biosciences, Inc.†	343	1,952
Geron Corp.†	1,780	4,717
Halozyme Therapeutics, Inc.†	1,307	16,573
Idera Pharmaceuticals, Inc.†	1,293	2,379
ImmunoGen, Inc.†	1,008	5,988
Immunomedics, Inc.†	1,224	10,477
Innoviva, Inc.†	909	12,471
Inovio Pharmaceuticals, Inc.†	807	4,487
Insmed, Inc.†	743	12,014
Intellia Therapeutics, Inc.†	170	2,863
Iovance Biotherapeutics, Inc.†	633	3,703
Karyopharm Therapeutics, Inc.†	405	3,418
Kite Pharma, Inc.†	585	63,420
Kura Oncology, Inc.†	171	1,548
Lexicon Pharmaceuticals, Inc.†	516	8,411
Ligand Pharmaceuticals, Inc.†	245	29,623
Loxo Oncology, Inc.†	240	17,354
MacroGenics, Inc.†	398	6,575
Matinas BioPharma Holdings, Inc.†	632	708
Medicines Co.†	826	31,760
Merrimack Pharmaceuticals, Inc.	1,536	2,043
Momenta Pharmaceuticals, Inc.†	879	14,547
Myriad Genetics, Inc.†	769	18,664
NantKwest, Inc.†	366	2,364
NeoGenomics, Inc.†	36,665	346,484
NewLink Genetics Corp.†	262	1,892
Novavax, Inc.†	3,371	3,506
Novelion Therapeutics, Inc.†	181	1,638
Nymox Pharmaceutical Corp.†	341	1,282
Omeros Corp.†	499	10,459
Oncocyte Corp.†	43	170
Organovo Holdings, Inc.†	1,180	2,761
Otonomy, Inc.†	338	6,354
Ovid therapeutics, Inc.†	60	491
Pacific Biosciences of California, Inc.†	1,004	3,273
Paratek Pharmaceuticals, Inc.†	5,872	114,210
PDL BioPharma, Inc.†	1,904	4,322
Pieris Pharmaceuticals, Inc.†	411	2,137
Prothena Corp. PLC†	460	28,410
PTC Therapeutics, Inc.†	399	8,227
Puma Biotechnology, Inc.†	344	32,697
REGENXBIO, Inc.†	329	5,922
Retrophin, Inc.†	458	9,270
Rigel Pharmaceuticals, Inc.†	1,480	3,508
RTI Surgical, Inc.†	654	3,728
Sage Therapeutics, Inc.†	414	33,016
Sangamo Therapeutics, Inc.†	854	7,344
Selecta Biosciences, Inc.†	140	2,386
Seres Therapeutics, Inc.†	245	3,315
Spark Therapeutics, Inc.†	278	19,738
Spectrum Pharmaceuticals, Inc.†	932	6,953
Stemline Therapeutics, Inc.†	270	2,484
Strongbridge Biopharma PLC†	262	2,083
Syndax Pharmaceuticals, Inc.†	106	1,284
Theravance Biopharma, Inc.†	500	16,065
Tobira Therapeutics, Inc. CVR†(1)(2)	104	0
Tocagen, Inc.†	101	1,093
Ultragenyx Pharmaceutical, Inc.†	474	31,436
VBI Vaccines, Inc.†	260	1,201
Veracyte, Inc.†	284	2,272
Versartis, Inc.†	390	7,215

WaVe Life Sciences, Ltd.†	142	2,819
XBiotech, Inc.†	231	1,060
ZIOPHARM Oncology, Inc.†	1,573	8,699

		1,765,949

Medical-Drugs - 3.3%
Achaogen, Inc.†	347	6,596
Aclaris Therapeutics, Inc.†	6,321	182,045
Adamas Pharmaceuticals, Inc.†	175	3,036
Aerie Pharmaceuticals, Inc.†	364	19,765
Aimmune Therapeutics, Inc.†	421	9,060
Amicus Therapeutics, Inc.†	1,718	22,248
Array BioPharma, Inc.†	2,066	15,516
BioSpecifics Technologies Corp.†	6,833	332,425
Catalyst Pharmaceuticals, Inc.†	857	2,520
Cempra, Inc.†	574	2,296
Chimerix, Inc.†	558	2,773
Clovis Oncology, Inc.†	518	43,932
Coherus Biosciences, Inc.†	459	5,990
Collegium Pharmaceutical, Inc.†	271	3,244
Conatus Pharmaceuticals, Inc.†	306	1,692
Corbus Pharmaceuticals Holdings, Inc.†	530	3,153
Corcept Therapeutics, Inc.†	35,933	448,084
Durata Therapeutics, Inc., CVR†(1)(2)	228	0
Durect Corp.†	1,642	2,841
Eagle Pharmaceuticals, Inc.†	99	4,866
Enanta Pharmaceuticals, Inc.†	186	7,088
Global Blood Therapeutics, Inc.†	442	11,536
Horizon Pharma PLC†	1,955	23,421
Ignyta, Inc.†	598	5,681
Immune Design Corp.†	204	2,509
Insys Therapeutics, Inc.†	288	3,300
Intra-Cellular Therapies, Inc.†	404	4,674
Ironwood Pharmaceuticals, Inc.†	1,612	28,613
Jounce Therapeutics, Inc.†	79	1,020
Keryx Biopharmaceuticals, Inc.†	979	6,863
Lannett Co., Inc.†	337	6,858
Madrigal Pharmaceuticals, Inc.†	48	744
MediciNova, Inc.†	392	2,042
Minerva Neurosciences, Inc.†	301	2,002
Miragen Therapeutics, Inc.†	151	2,066
MyoKardia, Inc.†	207	3,219
Neos Therapeutics, Inc.†	231	1,490
Ocular Therapeutix, Inc.†	270	1,709
Pacira Pharmaceuticals, Inc.†	470	18,565
PharMerica Corp.†	357	8,979
PRA Health Sciences, Inc.†	464	34,522
Prestige Brands Holdings, Inc.†	638	34,216
Progenics Pharmaceuticals, Inc.†	47,314	285,303
Protagonist Therapeutics, Inc.†	112	1,365
Ra Pharmaceuticals, Inc.†	141	2,074
Radius Health, Inc.†	446	19,637
Reata Pharmaceuticals, Inc., Class A†	102	2,987
SciClone Pharmaceuticals, Inc.†	622	6,811
Sucampo Pharmaceuticals, Inc., Class A†	289	3,136
Supernus Pharmaceuticals, Inc.†	567	22,935
Synergy Pharmaceuticals, Inc.†	2,715	10,534
Syros Pharmaceuticals, Inc.†	150	3,423
Tetraphase Pharmaceuticals, Inc.†	453	2,963
TG Therapeutics, Inc.†	581	6,681
TherapeuticsMD, Inc.†	1,869	10,560
Trevena, Inc.†	656	1,712
Vanda Pharmaceuticals, Inc.†	527	8,195
Voyager Therapeutics, Inc.†	174	1,434
vTv Therapeutics, Inc., Class A†	85	371
Zogenix, Inc.†	297	3,564
Zynerba Pharmaceuticals, Inc.†	137	1,932

		1,718,816

Medical-Generic Drugs - 0.4%
Amphastar Pharmaceuticals, Inc.†	9,896	171,003
Avexis, Inc.†	294	27,239
Impax Laboratories, Inc.†	879	17,009
Teligent, Inc.†	492	3,877

		219,128

Medical-HMO - 0.2%
Magellan Health, Inc.†	285	21,247
Molina Healthcare, Inc.†	527	35,204
Tivity Health, Inc.†	437	17,327
Triple-S Management Corp., Class B†	280	4,334

		78,112

Medical-Hospitals - 0.1%
Community Health Systems, Inc.†	1,139	8,144
Select Medical Holdings Corp.†	1,286	20,833
Surgery Partners, Inc.†	226	4,486
Tenet Healthcare Corp.†	974	16,899

		50,362

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	577	12,907
Genesis Healthcare, Inc.†	446	642
Kindred Healthcare, Inc.	1,005	8,995
National HealthCare Corp.	134	8,733

		31,277

Medical-Outpatient/Home Medical - 1.7%
Addus HomeCare Corp.†	8,435	286,368
Almost Family, Inc.†	153	7,566
Amedisys, Inc.†	341	16,150
Chemed Corp.	188	37,130
Civitas Solutions, Inc.†	12,788	228,266
LHC Group, Inc.†	5,500	318,450
Providence Service Corp.†	137	7,061

		900,991

Medical-Wholesale Drug Distribution - 0.0%
Owens & Minor, Inc.	728	23,463

Metal Processors & Fabrication - 1.2%
Ampco-Pittsburgh Corp.	104	1,503
CIRCOR International, Inc.	198	9,912
Ferroglobe PLC†(1)(2)	777	0
Global Brass & Copper Holdings, Inc.	6,580	210,889
Haynes International, Inc.	149	4,661
LB Foster Co., Class A	100	1,760
Mueller Industries, Inc.	682	21,483
Park-Ohio Holdings Corp.	106	4,213
RBC Bearings, Inc.†	277	28,625

Rexnord Corp.†	1,247	28,881
Sun Hydraulics Corp.	7,579	313,467

		625,394

Metal Products-Distribution - 0.7%
Lawson Products, Inc.†	15,391	354,763
Olympic Steel, Inc.	110	1,880
Worthington Industries, Inc.	539	27,311

		383,954

Metal Products-Fasteners - 0.0%
Eastern Co.	67	1,949
TriMas Corp.†	545	13,271

		15,220

Metal-Aluminum - 0.1%
Century Aluminum Co.†	597	10,018
Kaiser Aluminum Corp.	201	19,555

		29,573

Metal-Iron - 0.1%
Cliffs Natural Resources, Inc.†	3,569	27,553

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	87	3,199
FreightCar America, Inc.	145	2,384
Hillenbrand, Inc.	758	27,288
John Bean Technologies Corp.	376	34,742

		67,613

Motion Pictures & Services - 0.0%
Eros International PLC†	326	3,260
IMAX Corp.†	691	14,787

		18,047

MRI/Medical Diagnostic Imaging - 0.6%
RadNet, Inc.†	44,000	338,800

Multimedia - 0.1%
E.W. Scripps Co., Class A†	693	13,617
Entravision Communications Corp., Class A	793	5,154
Liberty Media Corp.-Liberty Braves, Series A†	119	3,004
Liberty Media Corp.-Liberty Braves, Series C†	411	10,370
Media General, Inc. CVR†(1)(2)	1,299	403

		32,548

Networking Products - 1.8%
A10 Networks, Inc.†	587	4,150
Calix, Inc.†	514	3,521
Extreme Networks, Inc.†	37,563	330,179
Gigamon, Inc.†	433	17,212
Infinera Corp.†	1,734	20,340
NeoPhotonics Corp.†	387	3,123
NETGEAR, Inc.†	386	18,489
Silicom, Ltd.	9,867	533,706

		930,720

Non-Ferrous Metals - 0.0%
Materion Corp.	239	9,190
Uranium Energy Corp.†	1,634	2,614

		11,804

Non-Hazardous Waste Disposal - 0.1%
Advanced Disposal Services, Inc.†	299	7,230
Casella Waste Systems, Inc., Class A†	468	7,853
Covanta Holding Corp.	1,404	21,200

		36,283

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	198	1,881

Office Furnishings-Original - 0.2%
CompX International, Inc.	20	290
Herman Miller, Inc.	715	24,077
HNI Corp.	529	19,970
Interface, Inc.	745	14,118
Kimball International, Inc., Class B	437	7,285
Knoll, Inc.	579	11,209
Steelcase, Inc., Class A	1,026	14,005

		90,954

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,295	15,087

Oil & Gas Drilling - 0.1%
Atwood Oceanics, Inc.†	919	7,223
Diamond Offshore Drilling, Inc.†	775	9,626
Ensco PLC, Class A	3,650	19,308
Noble Corp. PLC	2,925	11,700
Parker Drilling Co.†	1,608	1,930
Rowan Cos. PLC, Class A†	1,397	16,303

		66,090

Oil Companies-Exploration & Production - 1.1%
Abraxas Petroleum Corp.†	146,397	260,587
Approach Resources, Inc.†	515	1,612
Bill Barrett Corp.†	904	3,055
Bonanza Creek Energy, Inc.†	243	7,057
California Resources Corp.†	511	4,149
Callon Petroleum Co.†	2,414	27,326
Carrizo Oil & Gas, Inc.†	749	11,804
Contango Oil & Gas Co.†	283	1,698
Denbury Resources, Inc.†	4,761	6,951
Earthstone Energy, Inc., Class A†	118	1,165
Eclipse Resources Corp.†	1,046	2,939
Energy XXI Gulf Coast, Inc.†	354	7,006
EP Energy Corp., Class A†	461	1,558
Evolution Petroleum Corp.	303	2,606
Gastar Exploration, Inc.†	2,090	1,797
Halcon Resources Corp.†	732	4,802
Isramco, Inc.†	9	1,036
Jagged Peak Energy, Inc.†	382	5,409
Jones Energy, Inc., Class A†	546	819
Lilis Energy, Inc.†	512	2,319
Matador Resources Co.†	1,075	26,079
Midstates Petroleum Co., Inc.†	134	1,900
Oasis Petroleum, Inc.†	2,819	21,932
Panhandle Oil and Gas, Inc., Class A	188	4,136
PDC Energy, Inc.†	792	37,351
Penn Virginia Corp.†	171	6,568
Resolute Energy Corp.†	260	8,830

Ring Energy, Inc.†	543	7,092
Rosehill Resources, Inc.†	30	232
Sanchez Energy Corp.†	849	4,788
SandRidge Energy, Inc.†	418	8,072
SilverBow Resources, Inc.†	83	2,077
SRC Energy, Inc.†	2,406	20,475
Stone Energy Corp.†	234	5,050
Ultra Petroleum Corp.†	2,337	24,048
Unit Corp.†	620	11,148
W&T Offshore, Inc.†	1,123	2,201
WildHorse Resource Development Corp.†	240	3,173

		550,847

Oil Field Machinery & Equipment - 0.1%
Dril-Quip, Inc.†	454	20,248
Exterran Corp.†	385	10,661
Flotek Industries, Inc.†	662	5,574
Forum Energy Technologies, Inc.†	826	10,944
Gulf Island Fabrication, Inc.	164	1,870
Natural Gas Services Group, Inc.†	148	3,693
Thermon Group Holdings, Inc.†	386	6,898

		59,888

Oil Refining & Marketing - 0.1%
Adams Resources & Energy, Inc.	26	988
CVR Energy, Inc.	189	3,574
Delek US Holdings, Inc.	932	24,334
Par Pacific Holdings, Inc.†	381	6,824
Trecora Resources†	235	2,714

		38,434

Oil-Field Services - 0.4%
Archrock, Inc.	837	9,165
Basic Energy Services, Inc.†	208	4,659
Bristow Group, Inc.	388	2,860
C&J Energy Services, Inc.†	556	17,981
CARBO Ceramics, Inc.†	275	1,944
Era Group, Inc.†	236	2,067
Frank’s International NV	597	4,836
Helix Energy Solutions Group, Inc.†	1,684	11,013
Independence Contract Drilling, Inc.†	410	1,587
Keane Group, Inc.†	372	5,703
Key Energy Services, Inc.†	124	2,334
Mammoth Energy Services, Inc.†	96	1,408
Matrix Service Co.†	314	3,250
McDermott International, Inc.†	3,392	22,964
MRC Global, Inc.†	1,070	17,484
NCS Multistage Holdings, Inc.†	132	2,963
Newpark Resources, Inc.†	1,046	8,734
NOW, Inc.†	1,282	20,422
Oil States International, Inc.†	615	15,283
PHI, Inc.†	140	1,358
Pioneer Energy Services Corp.†	912	2,006
ProPetro Holding Corp.†	302	3,926
SEACOR Holdings, Inc.†	194	6,613
Select Energy Services, Inc., Class A†	47	730
Solaris Oilfield Infrastructure, Inc., Class A†	121	1,579
Superior Energy Services, Inc.†	1,824	19,626
Tesco Corp.†	556	2,558
TETRA Technologies, Inc.†	1,371	3,853
Willbros Group, Inc.†	525	1,071

		199,977

Optical Recognition Equipment - 0.0%
Digimarc Corp.†	119	3,731

Optical Supplies - 0.0%
STAAR Surgical Co.†	490	5,022

Paper & Related Products - 0.1%
Clearwater Paper Corp.†	194	9,535
Neenah Paper, Inc.	199	15,900
Orchids Paper Products Co.	108	1,216
P.H. Glatfelter Co.	520	10,645
Schweitzer-Mauduit International, Inc.	365	14,023
Verso Corp., Class A†	404	1,931

		53,250

Patient Monitoring Equipment - 0.2%
Insulet Corp.†	696	35,016
Masimo Corp.†	537	50,800

		85,816

Pharmacy Services - 0.0%
BioScrip, Inc.†	1,391	4,020
Diplomat Pharmacy, Inc.†	572	9,078

		13,098

Physical Therapy/Rehabilitation Centers - 0.7%
AAC Holdings, Inc.†	137	859
HealthSouth Corp.	1,070	45,539
U.S. Physical Therapy, Inc.	4,732	298,589

		344,987

Pipelines - 0.1%
SemGroup Corp., Class A	795	21,505
Tellurian, Inc.†	664	6,075

		27,580

Pollution Control - 0.4%
Advanced Emissions Solutions, Inc.	252	2,709
CECO Environmental Corp.	357	3,449
Hudson Technologies, Inc.†	25,155	203,504

		209,662

Poultry - 0.1%
Sanderson Farms, Inc.	241	31,511

Power Converter/Supply Equipment - 0.8%
Advanced Energy Industries, Inc.†	476	34,534
Energous Corp.†	225	3,314
Generac Holdings, Inc.†	737	26,510
Powell Industries, Inc.	106	3,376
SPX Corp.†	510	14,035
SunPower Corp.†	716	7,976
Vicor Corp.†	17,619	312,738

		402,483

Precious Metals - 0.0%
Coeur Mining, Inc.†	2,169	17,959

Printing-Commercial - 0.2%
ARC Document Solutions, Inc.†	479	1,657
Cimpress NV†	299	26,384
Deluxe Corp.	581	41,948
Ennis, Inc.	300	5,775
LSC Communications, Inc.	400	8,552
Quad/Graphics, Inc.	376	8,445
RR Donnelley & Sons Co.	840	10,383

		103,144

Private Equity - 0.0%
Fifth Street Asset Management, Inc.	85	348
Kennedy-Wilson Holdings, Inc.	997	20,040

		20,388

Protection/Safety - 0.6%
Landauer, Inc.	5,586	304,158

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,239	14,806
Scholastic Corp.	339	14,045

		28,851

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	13	2,663
Gannett Co., Inc.	1,369	12,280
New York Times Co., Class A	1,504	28,576
tronc, Inc.†	234	2,988

		46,507

Publishing-Periodicals - 0.1%
Meredith Corp.	474	28,179
Time, Inc.	1,199	16,846
Value Line, Inc.	13	230

		45,255

Quarrying - 0.1%
Compass Minerals International, Inc.	406	28,034

Racetracks - 0.1%
Churchill Downs, Inc.	162	30,302
Empire Resorts, Inc.†	41	937
International Speedway Corp., Class A	299	10,704
Penn National Gaming, Inc.†	1,015	20,463
Speedway Motorsports, Inc.	139	2,955

		65,361

Radio - 0.0%
Beasley Broadcasting Group, Inc., Class A	58	609
Entercom Communications Corp., Class A	335	3,300
Saga Communications, Inc., Class A	45	1,748
Salem Media Group, Inc.	139	994
Townsquare Media, Inc., Class A†	105	1,161

		7,812

Real Estate Investment Trusts - 4.2%
Acadia Realty Trust	1,006	29,918
AG Mtg. Investment Trust, Inc.	330	6,075
Agree Realty Corp.	304	14,948
Alexander’s, Inc.	26	11,310
Altisource Residential Corp.	594	7,728
American Assets Trust, Inc.	484	19,655
Anworth Mtg. Asset Corp.	1,135	6,833
Apollo Commercial Real Estate Finance, Inc.	1,102	19,869
Ares Commercial Real Estate Corp.	321	4,109
Armada Hoffler Properties, Inc.	535	7,094
ARMOUR Residential REIT, Inc.	438	11,064
Ashford Hospitality Prime, Inc.	318	3,294
Ashford Hospitality Trust, Inc.	921	5,793
Bluerock Residential Growth REIT, Inc.	275	3,701
Capstead Mtg. Corp.	1,142	11,169
Care Capital Properties, Inc.	1,009	24,438
CareTrust REIT, Inc.	863	15,741
CatchMark Timber Trust, Inc., Class A	464	5,341
CBL & Associates Properties, Inc.	2,019	17,747
Cedar Realty Trust, Inc.	989	5,123
Chatham Lodging Trust	453	9,368
Cherry Hill Mtg. Investment Corp.	140	2,687
Chesapeake Lodging Trust	709	17,888
City Office REIT, Inc.	354	4,499
Clipper Realty, Inc.	179	2,005
CorEnergy Infrastructure Trust, Inc.	142	5,057
Cousins Properties, Inc.	5,008	46,024
CYS Investments, Inc.	1,814	15,437
DiamondRock Hospitality Co.	2,396	27,985
Dynex Capital, Inc.	553	3,821
Easterly Government Properties, Inc.	445	8,896
EastGroup Properties, Inc.	398	34,698
Education Realty Trust, Inc.	881	33,082
Ellington Residential Mortgage REIT	100	1,483
FelCor Lodging Trust, Inc.	1,544	11,395
First Industrial Realty Trust, Inc.	1,394	42,545
First Potomac Realty Trust	696	7,746
Four Corners Property Trust, Inc.	725	18,400
Franklin Street Properties Corp.	1,252	13,234
GEO Group, Inc.	1,466	43,027
Getty Realty Corp.	325	8,443
Gladstone Commercial Corp.	298	6,341
Global Medical REIT, Inc.	177	1,646
Global Net Lease, Inc.	802	17,644
Government Properties Income Trust	1,132	20,070
Gramercy Property Trust	1,812	54,759
Great Ajax Corp.	188	2,617
Healthcare Realty Trust, Inc.	1,383	46,054
Hersha Hospitality Trust	465	8,723
Independence Realty Trust, Inc.	831	8,401
InfraREIT, Inc.	508	11,425
Invesco Mtg. Capital, Inc.	1,347	22,401
Investors Real Estate Trust	1,460	9,081
iStar, Inc.†	834	9,966
Jernigan Capital, Inc.	111	2,360
Kite Realty Group Trust	992	20,366
KKR Real Estate Finance Trust, Inc.	124	2,542
Ladder Capital Corp.	845	11,120
LaSalle Hotel Properties	1,363	40,263
Lexington Realty Trust	2,595	26,417
LTC Properties, Inc.	471	24,322

Mack-Cali Realty Corp.	1,085	28,470
MedEquities Realty Trust, Inc.	343	4,133
Monmouth Real Estate Investment Corp.	831	12,806
Monogram Residential Trust, Inc.	2,017	24,123
MTGE Investment Corp.	548	10,193
National Health Investors, Inc.	476	36,771
National Storage Affiliates Trust	531	12,192
New Senior Investment Group, Inc.	983	10,213
New York Mortgage Trust, Inc.	1,335	8,437
NexPoint Residential Trust, Inc.	206	5,169
NorthStar Realty Europe Corp.	652	8,417
One Liberty Properties, Inc.	172	4,228
Orchid Island Capital, Inc.	399	3,802
Owens Realty Mortgage, Inc.	120	2,075
Parkway, Inc.	507	11,666
Pebblebrook Hotel Trust	825	27,778
Pennsylvania Real Estate Investment Trust	820	9,750
PennyMac Mortgage Investment Trust	790	13,904
Physicians Realty Trust	2,088	38,879
Potlatch Corp.	485	23,207
Preferred Apartment Communities, Inc., Class A	366	6,321
PS Business Parks, Inc.	237	31,867
QTS Realty Trust, Inc., Class A	563	30,104
Quality Care Properties, Inc.†	1,132	19,040
RAIT Financial Trust	1,100	2,200
Ramco-Gershenson Properties Trust	941	13,259
Redwood Trust, Inc.	917	15,837
Resource Capital Corp.	361	3,700
Retail Opportunity Investments Corp.	1,297	26,303
Rexford Industrial Realty, Inc.	793	22,616
RLJ Lodging Trust	1,473	31,169
Ryman Hospitality Properties, Inc.	530	33,173
Sabra Health Care REIT, Inc.	772	17,910
Saul Centers, Inc.	133	7,868
Select Income REIT	759	17,814
Seritage Growth Properties, Class A	301	14,078
STAG Industrial, Inc.	1,070	29,200
Starwood Waypoint Homes	1,211	42,337
Summit Hotel Properties, Inc.	1,225	21,964
Sunstone Hotel Investors, Inc.	2,645	43,061
Sutherland Asset Management Corp.	203	3,004
Terreno Realty Corp.	587	20,322
Tier REIT, Inc.	571	10,552
UMH Properties, Inc.	22,216	367,453
Universal Health Realty Income Trust	152	11,777
Urban Edge Properties	1,170	29,402
Urstadt Biddle Properties, Inc., Class A	354	7,413
Washington Prime Group, Inc.	2,234	20,151
Washington Real Estate Investment Trust	925	30,923
Western Asset Mortgage Capital Corp.	489	5,081
Whitestone REIT	441	5,755
Xenia Hotels & Resorts, Inc.	1,289	26,192

		2,199,247

Real Estate Management/Services - 0.1%
Farmland Partners, Inc.	382	3,411
Griffin Industrial Realty, Inc.	8	258
HFF, Inc., Class A	440	16,157
Marcus & Millichap, Inc.†	192	4,915
RE/MAX Holdings, Inc., Class A	213	12,386

		37,127

Real Estate Operations & Development - 0.8%
Alexander & Baldwin, Inc.	560	23,481
Community Healthcare Trust, Inc.	150	3,805
Consolidated-Tomoka Land Co.	47	2,606
Forestar Group, Inc.†	503	8,626
FRP Holdings, Inc.†	78	3,600
RMR Group, Inc., Class A	6,984	341,168
St. Joe Co.†	577	10,415
Stratus Properties, Inc.	71	2,034
Transcontinental Realty Investors, Inc.†	20	510
Trinity Place Holdings, Inc.†	217	1,508

		397,753

Recreational Centers - 0.1%
ClubCorp Holdings, Inc.	772	13,085
Planet Fitness, Inc., Class A	1,009	22,864

		35,949

Recreational Vehicles - 0.1%
Camping World Holdings, Inc., Class A	146	4,666
LCI Industries	290	30,957
Malibu Boats, Inc., Class A†	216	6,180
MCBC Holdings, Inc.†	220	4,070

		45,873

Recycling - 0.0%
Aqua Metals, Inc.†	199	2,324

Rental Auto/Equipment - 0.2%
Aaron’s, Inc.	759	35,126
Avis Budget Group, Inc.†	897	27,610
CAI International, Inc.†	185	4,853
Herc Holdings, Inc.†	290	13,160
Hertz Global Holdings, Inc.†	655	8,954
McGrath RentCorp	281	9,984
Neff Corp., Class A†	97	2,037
Rent-A-Center, Inc.	513	6,782
Textainer Group Holdings, Ltd.	325	5,265

		113,771

Research & Development - 0.2%
Albany Molecular Research, Inc.†	310	6,739
INC Research Holdings, Inc., Class A†	654	35,970
PAREXEL International Corp.†	602	52,687

		95,396

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	263	30,731
SeaWorld Entertainment, Inc.	820	12,612

		43,343

Respiratory Products - 0.0%
Inogen, Inc.†	204	19,254

Retail-Apparel/Shoe - 0.3%
Abercrombie & Fitch Co., Class A	818	8,049
American Eagle Outfitters, Inc.	1,943	23,005

Ascena Retail Group, Inc.†	2,066	4,834
Boot Barn Holdings, Inc.†	147	1,177
Buckle, Inc.	344	5,882
Caleres, Inc.	504	13,749
Cato Corp., Class A	289	4,916
Chico’s FAS, Inc.	1,540	14,091
Children’s Place, Inc.	207	21,870
DSW, Inc., Class A	787	14,198
Duluth Holdings, Inc., Class B†	115	2,229
Express, Inc.†	924	5,599
Finish Line, Inc., Class A	476	6,550
Francesca’s Holdings Corp.†	442	4,301
Genesco, Inc.†	229	7,351
Guess?, Inc.	718	9,377
J. Jill, Inc.†	141	1,726
Shoe Carnival, Inc.	139	2,538
Tailored Brands, Inc.	588	7,374
Tilly’s, Inc., Class A	155	1,547
Vera Bradley, Inc.†	241	2,429
Winmark Corp.	28	3,725

		166,517

Retail-Appliances - 0.0%
Conn’s, Inc.†	220	4,708

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	90	3,528
Asbury Automotive Group, Inc.†	224	12,096
Group 1 Automotive, Inc.	245	14,590
Lithia Motors, Inc., Class A	279	28,807
Rush Enterprises, Inc., Class A†	356	15,354
Rush Enterprises, Inc., Class B†	64	2,603
Sonic Automotive, Inc., Class A	319	5,790

		82,768

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	458	3,311
Barnes & Noble, Inc.	712	5,803

		9,114

Retail-Building Products - 0.1%
At Home Group, Inc.†	61	1,389
BMC Stock Holdings, Inc.†	784	17,248
Foundation Building Materials, Inc.†	155	1,869
GMS, Inc.†	282	8,466
Lumber Liquidators Holdings, Inc.†	337	8,327
Tile Shop Holdings, Inc.	407	5,942

		43,241

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	139	3,586
PCM, Inc.†	120	1,485

		5,071

Retail-Discount - 0.1%
Big Lots, Inc.	538	26,722
Citi Trends, Inc.	173	3,832
Fred’s, Inc., Class A	431	2,918
HSN, Inc.	386	15,305
Ollie’s Bargain Outlet Holdings, Inc.†	570	25,479

		74,256

Retail-Hair Salons - 0.0%
Regis Corp.†	426	4,486

Retail-Home Furnishings - 0.1%
Haverty Furniture Cos., Inc.	225	5,006
Kirkland’s, Inc.†	183	1,711
La-Z-Boy, Inc.	578	19,537
Pier 1 Imports, Inc.	969	4,467
RH†	409	26,638

		57,359

Retail-Jewelry - 0.0%
Movado Group, Inc.	182	4,477

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	301	4,500
Party City Holdco, Inc.†	329	4,590
West Marine, Inc.	224	2,887

		11,977

Retail-Major Department Stores - 0.0%
J.C. Penney Co., Inc.†	3,715	20,098
Sears Holdings Corp.†	142	1,238

		21,336

Retail-Misc./Diversified - 0.2%
Container Store Group, Inc.†	192	1,027
FirstCash, Inc.	568	33,029
Five Below, Inc.†	647	31,257
Gaia, Inc.†	105	1,265
PriceSmart, Inc.	265	22,326

		88,904

Retail-Office Supplies - 0.1%
Office Depot, Inc.	6,134	36,007

Retail-Pawn Shops - 0.0%
EZCORP, Inc., Class A†	598	4,664

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	293	4,996
PetMed Express, Inc.	237	11,267

		16,263

Retail-Regional Department Stores - 0.0%
Dillard’s, Inc., Class A	181	13,361

Retail-Restaurants - 1.8%
Biglari Holdings, Inc.†	12	4,492
BJ’s Restaurants, Inc.†	252	8,896
Bloomin’ Brands, Inc.	1,192	20,777
Bojangles’, Inc.†	208	2,766
Brinker International, Inc.	589	20,892
Buffalo Wild Wings, Inc.†	193	20,747
Carrols Restaurant Group, Inc.†	413	5,039
Cheesecake Factory, Inc.	538	25,598
Chuy’s Holdings, Inc.†	199	4,686
Cracker Barrel Old Country Store, Inc.	230	35,753
Dave & Buster’s Entertainment, Inc.†	504	31,303
Del Frisco’s Restaurant Group, Inc.†	262	3,720
Del Taco Restaurants, Inc.†	395	5,171
Denny’s Corp.†	28,401	322,635

DineEquity, Inc.	206	8,475
El Pollo Loco Holdings, Inc.†	243	3,159
Fiesta Restaurant Group, Inc.†	309	5,191
Fogo De Chao, Inc.†	113	1,531
Habit Restaurants, Inc., Class A†	242	3,981
J Alexander’s Holdings, Inc.†	154	1,625
Jack in the Box, Inc.	379	35,156
Nathan’s Famous, Inc.†	34	2,125
Noodles & Co.†	140	539
Papa John’s International, Inc.	326	23,254
Potbelly Corp.†	274	3,151
Red Robin Gourmet Burgers, Inc.†	154	9,209
Ruby Tuesday, Inc.†	709	1,432
Ruth’s Hospitality Group, Inc.	13,099	261,980
Shake Shack, Inc., Class A†	263	8,682
Sonic Corp.	492	11,641
Texas Roadhouse, Inc.	802	37,935
Wingstop, Inc.†	348	10,443
Zoe’s Kitchen, Inc.†	229	2,590

		944,574

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	252	2,709
Hibbett Sports, Inc.†	255	3,978
Sportsman’s Warehouse Holdings, Inc.†	433	1,961
Zumiez, Inc.†	221	2,807

		11,455

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	163	1,565

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A	812	7,722
Vitamin Shoppe, Inc.†	256	2,816

		10,538

Retirement/Aged Care - 0.0%
Capital Senior Living Corp.†	294	4,057

Rubber-Tires - 0.0%
Cooper Tire & Rubber Co.	636	23,246

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	277	4,709
Proto Labs, Inc.†	297	21,948
Trinseo SA	532	37,400

		64,057

Satellite Telecom - 0.1%
DigitalGlobe, Inc.†	740	25,826
Globalstar, Inc.†	5,319	9,840
Intelsat SA†	434	1,376
Iridium Communications, Inc.†	1,004	9,990
Loral Space & Communications, Inc.†	154	7,168

		54,200

Savings & Loans/Thrifts - 1.3%
Astoria Financial Corp.	1,114	22,481
Banc of California, Inc.	521	10,707
Bank Mutual Corp.	508	5,055
BankFinancial Corp.	173	2,592
Bear State Financial, Inc.	248	2,301
Beneficial Bancorp, Inc.	829	12,932
Berkshire Hills Bancorp, Inc.	426	15,826
BofI Holding, Inc.†	718	20,011
Brookline Bancorp, Inc.	899	13,350
BSB Bancorp, Inc.†	100	2,955
Capitol Federal Financial, Inc.	1,539	21,946
Charter Financial Corp.	147	2,643
Clifton Bancorp, Inc.	245	4,089
Community Bankers Trust Corp.†	257	2,210
Dime Community Bancshares, Inc.	379	7,883
Entegra Financial Corp.†	76	1,756
ESSA Bancorp, Inc.	106	1,564
First Defiance Financial Corp.	119	6,158
First Financial Northwest, Inc.	99	1,625
Flagstar Bancorp, Inc.†	255	8,303
Flushing Financial Corp.	333	9,501
Greene County Bancorp, Inc.	36	882
Hingham Institution for Savings	16	2,830
Home Bancorp, Inc.	70	2,836
HomeTrust Bancshares, Inc.†	200	4,830
Investors Bancorp, Inc.	3,106	41,248
Malvern Bancorp, Inc.†	77	1,910
Meridian Bancorp, Inc.	573	10,113
Meta Financial Group, Inc.	3,378	240,851
MutualFirst Financial, Inc.	73	2,548
Northfield Bancorp, Inc.	515	8,647
Northwest Bancshares, Inc.	1,134	18,257
OceanFirst Financial Corp.	377	10,209
Oconee Federal Financial Corp.	15	409
Oritani Financial Corp.	474	7,868
Pacific Premier Bancorp, Inc.†	469	16,837
Provident Financial Holdings, Inc.	74	1,406
Provident Financial Services, Inc.	739	19,598
Prudential Bancorp, Inc.	97	1,665
Riverview Bancorp, Inc.	230	1,746
SI Financial Group, Inc.	134	2,070
Southern Missouri Bancorp, Inc.	70	2,269
Sterling Bancorp	1,579	36,475
Territorial Bancorp, Inc.	92	2,772
Timberland Bancorp, Inc.	75	2,022
United Community Financial Corp.	587	5,400
United Financial Bancorp, Inc.	606	10,963
Washington Federal, Inc.	1,071	35,825
Waterstone Financial, Inc.	306	5,768
WSFS Financial Corp.	362	16,344

		690,486

Schools - 0.2%
Adtalem Global Education, Inc.	745	24,212
American Public Education, Inc.†	189	4,026
Bridgepoint Education, Inc.†	221	2,146
Cambium Learning Group, Inc.†	166	817
Capella Education Co.	138	9,481
Career Education Corp.†	810	6,812
Grand Canyon Education, Inc.†	562	41,346
K12, Inc.†	408	7,226
Laureate Education, Inc., Class A†	426	7,250

Strayer Education, Inc.	127	9,985

		113,301

Security Services - 0.1%
Alarm.com Holdings, Inc.†	243	9,241
Ascent Capital Group, Inc., Class A†	132	2,231
Brink’s Co.	549	42,904

		54,376

Seismic Data Collection - 0.0%
Geospace Technologies Corp.†	157	2,416

Semiconductor Components-Integrated Circuits - 0.3%
Cirrus Logic, Inc.†	773	47,493
Integrated Device Technology, Inc.†	1,605	41,955
MaxLinear, Inc.†	721	18,890
Power Integrations, Inc.	344	24,304
Sigma Designs, Inc.†	449	2,918

		135,560

Semiconductor Equipment - 1.1%
Axcelis Technologies, Inc.†	360	7,992
Brooks Automation, Inc.	824	20,238
Cabot Microelectronics Corp.	298	22,097
Cohu, Inc.	322	5,867
Entegris, Inc.†	1,702	44,422
FormFactor, Inc.†	26,033	341,032
MKS Instruments, Inc.	646	54,038
Nanometrics, Inc.†	288	7,675
Photronics, Inc.†	801	8,050
Rudolph Technologies, Inc.†	374	9,257
Ultra Clean Holdings, Inc.†	394	9,239
Veeco Instruments, Inc.†	565	17,402
Xcerra Corp.†	641	6,224

		553,533

Silver Mining - 0.1%
Hecla Mining Co.	4,721	25,541

Specified Purpose Acquisitions - 0.0%
Wins Finance Holdings, Inc.†(3)	15	3,075

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	423	8,693
Atkore International Group, Inc.†	393	8,182
Mueller Water Products, Inc., Class A	1,846	21,414
Northwest Pipe Co.†	114	1,722
Omega Flex, Inc.	35	2,101
TimkenSteel Corp.†	475	7,548

		49,660

Steel-Producers - 0.2%
AK Steel Holding Corp.†	3,778	21,383
Carpenter Technology Corp.	555	22,439
Commercial Metals Co.	1,385	25,761
Ryerson Holding Corp.†	192	1,661
Schnitzer Steel Industries, Inc., Class A	317	8,178
Shiloh Industries, Inc.†	104	772

		80,194

Steel-Specialty - 0.1%
Allegheny Technologies, Inc.	1,302	24,660

Storage/Warehousing - 0.0%
Mobile Mini, Inc.	526	16,201
Wesco Aircraft Holdings, Inc.†	668	7,248

		23,449

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	363	9,551

Telecom Equipment-Fiber Optics - 0.3%
Acacia Communications, Inc.†	221	9,673
Ciena Corp.†	1,690	43,517
Clearfield, Inc.†	139	1,599
Finisar Corp.†	1,336	36,366
Harmonic, Inc.†	950	3,895
KVH Industries, Inc.†	186	2,027
Oclaro, Inc.†	1,984	19,404
Viavi Solutions, Inc.†	2,742	30,080

		146,561

Telecom Services - 1.4%
Consolidated Communications Holdings, Inc.	783	14,094
GTT Communications, Inc.†	12,560	383,708
Hawaiian Telcom Holdco, Inc.†	72	2,105
HC2 Holdings, Inc.†	488	2,933
Lumos Networks Corp.†	263	4,710
Ooma, Inc.†	203	1,685
ORBCOMM, Inc.†	784	9,102
RigNet, Inc.†	158	2,994
Spok Holdings, Inc.	244	4,002
Straight Path Communications, Inc., Class B†	103	18,478
Vonage Holdings Corp.†	42,072	278,096
West Corp.	518	12,106

		734,013

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	582	13,648
Comtech Telecommunications Corp.	275	4,950
Plantronics, Inc.	399	18,027
Preformed Line Products Co.	37	1,803
ShoreTel, Inc.†	818	6,094
Sonus Networks, Inc.†	568	3,879

		48,401

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	503	9,381
Frontier Communications Corp.	942	14,422
General Communication, Inc., Class A†	319	13,612
IDT Corp., Class B	208	3,080
Shenandoah Telecommunications Co.	556	17,097
Windstream Holdings, Inc.	2,283	8,653

		66,245

Television - 0.2%
Central European Media Enterprises, Ltd., Class A†	987	4,294
Gray Television, Inc.†	767	11,428
Nexstar Media Group, Inc., Class A	544	35,578

Sinclair Broadcast Group, Inc., Class A	865	31,183

		82,483

Textile-Apparel - 0.0%
Perry Ellis International, Inc.†	153	3,005
Unifi, Inc.†	184	6,028

		9,033

Textile-Products - 0.0%
Culp, Inc.	130	3,900

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	661	13,484
National CineMedia, Inc.	741	5,298
Reading International, Inc., Class A†	202	3,224

		22,006

Therapeutics - 1.3%
Akebia Therapeutics, Inc.†	442	5,830
Anika Therapeutics, Inc.†	172	8,799
Calithera Biosciences, Inc.†	367	5,615
Cara Therapeutics, Inc.†	320	4,493
Concert Pharmaceuticals, Inc.†	215	3,102
Dyax Corp. CVR†(1)(2)	1,907	4,672
Flexion Therapeutics, Inc.†	12,752	290,746
La Jolla Pharmaceutical Co.†	209	6,193
Portola Pharmaceuticals, Inc.†	595	36,711
Recro Pharma, Inc.†	37,817	287,787
Sarepta Therapeutics, Inc.†	622	23,997
Xencor, Inc.†	456	10,648

		688,593

Tobacco - 0.1%
Turning Point Brands, Inc.†	60	925
Universal Corp.	296	18,929
Vector Group, Ltd.	1,120	22,546

		42,400

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,396	32,345
Bottomline Technologies de, Inc.†	476	13,557
InnerWorkings, Inc.†	542	6,390
Synchronoss Technologies, Inc.†	511	8,626

		60,918

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	623	15,176
Atlas Air Worldwide Holdings, Inc.†	279	16,573

		31,749

Transport-Equipment & Leasing - 0.1%
GATX Corp.	468	28,936
Greenbrier Cos., Inc.	328	14,760
Willis Lease Finance Corp.†	41	1,037

		44,733

Transport-Marine - 0.2%
Ardmore Shipping Corp.	336	2,671
Costamare, Inc.	438	2,816
DHT Holdings, Inc.	924	3,844
Dorian LPG, Ltd.†	226	1,627
Eagle Bulk Shipping, Inc.†	460	1,992
Frontline, Ltd.	922	5,283
GasLog, Ltd.	489	8,924
Genco Shipping & Trading, Ltd.†	92	937
Gener8 Maritime, Inc.†	565	3,023
Golar LNG, Ltd.	1,151	27,405
International Seaways, Inc.†	352	8,029
Navios Maritime Acquisition Corp.	988	1,393
Navios Maritime Holdings, Inc.†	1,075	1,322
Nordic American Tankers, Ltd.	1,197	7,039
Overseas Shipholding Group, Inc., Class A†	542	1,669
Safe Bulkers, Inc.†	576	1,486
Scorpio Bulkers, Inc.†	703	5,062
Scorpio Tankers, Inc.	1,975	7,327
Ship Finance International, Ltd.	717	9,751
Teekay Corp.	647	6,341
Teekay Tankers, Ltd., Class A	1,461	2,630

		110,571

Transport-Services - 0.4%
Echo Global Logistics, Inc.†	330	4,504
Hub Group, Inc., Class A†	391	13,313
Matson, Inc.	513	14,467
Radiant Logistics, Inc.†	37,705	163,263

		195,547

Transport-Truck - 0.3%
ArcBest Corp.	310	8,618
Covenant Transportation Group, Inc., Class A†	142	2,662
Daseke, Inc.†	245	2,987
Forward Air Corp.	360	18,659
Heartland Express, Inc.	566	11,960
Knight Transportation, Inc.	876	31,229
Marten Transport, Ltd.	466	7,433
Roadrunner Transportation Systems, Inc.†	366	2,555
Saia, Inc.†	303	16,468
Schneider National, Inc., Class B	390	8,432
Swift Transportation Co.†	871	22,210
Universal Logistics Holdings, Inc.	100	1,455
Werner Enterprises, Inc.	571	16,930
YRC Worldwide, Inc.†	396	5,263

		156,861

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	870	10,222

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	243	2,892

Veterinary Diagnostics - 0.8%
Heska Corp.†	3,471	380,213
Kindred Biosciences, Inc.†	252	1,840
Neogen Corp.†	444	29,246
Phibro Animal Health Corp., Class A	227	8,672

		419,971

Vitamins & Nutrition Products - 0.0%
Natural Grocers by Vitamin Cottage, Inc.†	108	951
Natural Health Trends Corp.	88	2,167
Nature’s Sunshine Products, Inc.	129	1,632
Nutraceutical International Corp.	97	4,055
Omega Protein Corp.	264	4,224
USANA Health Sciences, Inc.†	139	7,937

		20,966

Water - 0.2%
American States Water Co.	435	21,511
Artesian Resources Corp., Class A	94	3,656
California Water Service Group	575	22,367
Connecticut Water Service, Inc.	132	7,521
Consolidated Water Co., Ltd.	175	2,257
Global Water Resources, Inc.	121	1,142
Middlesex Water Co.	190	7,456
SJW Corp.	196	10,363
York Water Co.	154	5,359

		81,632

Water Treatment Systems - 0.0%
AquaVenture Holdings, Ltd.†	139	2,223
Energy Recovery, Inc.†	434	3,298
Pure Cycle Corp.†	205	1,517

		7,038

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	695	6,429
NIC, Inc.	768	12,480
Q2 Holdings, Inc.†	375	14,587
Web.com Group, Inc.†	460	10,097

		43,593

Web Portals/ISP - 0.7%
Blucora, Inc.†	16,740	374,976
Meet Group, Inc.†	802	4,026

		379,002

Wire & Cable Products - 0.1%
Belden, Inc.	504	36,257
Encore Wire Corp.	243	10,838
General Cable Corp.	590	11,387
Insteel Industries, Inc.	218	5,738

		64,220

Wireless Equipment - 1.0%
Aerohive Networks, Inc.†	376	1,771
CalAmp Corp.†	22,099	422,091
Gogo, Inc.†	683	8,319
InterDigital, Inc.	415	30,233
Quantenna Communications, Inc.†	253	5,113
Telenav, Inc.†	366	2,745
Ubiquiti Networks, Inc.†	277	15,097
ViaSat, Inc.†	638	42,165

		527,534

X-Ray Equipment - 0.0%
Varex Imaging Corp.†	451	13,913
ViewRay, Inc.†	350	1,656

		15,569

Total Common Stocks (cost $43,609,873)		51,407,539

EXCHANGE-TRADED FUNDS - 1.2%
iShares Russell 2000 ETF (cost $631,522)	4,474	633,116

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%
Asterias Biotherapeutics, Inc. Expires 09/29/17 (strike price $5.00) (cost $15)	26	10

Total Long-Term Investment Securities (cost $44,241,410)		52,040,665

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Time Deposits - 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $319,000)	$319,000	319,000

TOTAL INVESTMENTS (cost $44,560,410)(4)	99.6%	52,359,665
Other assets less liabilities	0.4	190,374

NET ASSETS	100.0%	$52,550,039

†	Non-income producing security
#	On November 18, 2016, the Board of Trustees approved a change in the name of the SunAmerica Small-Cap Fund to the “AIG Small-Cap Fund,” effective February 28, 2017.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $5,075 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(4)	See Note 4 for cost of investments on a tax basis.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,765,949	$—	$0	$1,765,949
Medical-Drugs	1,718,816	—	0	1,718,816
Metal Processors & Fabrication	625,394	—	0	625,394
Multimedia	32,145	—	403	32,548
Specified Purpose Acquisitions	—	3,075	—	3,075
Therapeutics	683,921	—	4,672	688,593
Other Industries	46,573,164	—	—	46,573,164
Exchange-Traded Funds	633,116	—	—	633,116
Warrants	10	—	—	10
Short-Term Investments Securities	—	319,000	—	319,000

Total Investments at Value	$52,032,515	$322,075	$5,075	$52,359,665

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS — July 31, 2017 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd. and AIG Global Trends Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of July 31, 2017, net assets of the Commodity Strategy Fund were $39,622,498 of which approximately $8,086,126, or approximately 20.4% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

The AIG Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of July 31, 2017, net assets of the Global Trends Fund were $36,528,472, of which approximately $7,502,656, or approximately 20.5%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2017 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposure. The Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. The Income Explorer Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge portfolio exposure to benchmark currency allocations.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended July 31, 2017 are summarized as follows:

	Written Options Future Contracts
	Commodity Strategy Fund#
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2016	15	$46,986
Options written	19	25,473
Options terminated in closing purchase transactions	(30)	(48,936)
Options exercised	—	—
Options expired	(3)	(8,723)

Options outstanding as of July 31, 2017	1	$14,800

# Consolidated (see Note 1)

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps, including swaps on futures, for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of July 31, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of July 31, 2017, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Purchased (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
2020 High Watermark	$—	$—	$—	$—	$—	$—	$—
Commodity Strategy†	—	—	210,081	3,404	—	—	213,485
Global Trends†	—	56,318	62,563	—	—	308,121	427,002
Income Explorer	—	—	—	—	—	1,086	1,086

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Written (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
2020 High Watermark	$—	$115	$—	$—	$—	$—	$115
Commodity Strategy†	—	—	194,887	17,040	4,557	—	216,484
Global Trends†	875	27,500	890	—	—	198,155	227,420
Income Explorer	—	—	—	—	—	10,076	10,076

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
2020 High Watermark	$1,035
Commodity Strategy†	1,213,088
Global Trends†	232,793

†	Consolidated (See Note 1)

Note 3. Repurchase Agreements:

As of July 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.17%	$1,945,000
Commodity Strategy Subsidiary	1.81	430,000
Global Trends	10.16	2,420,000
Global Trends Subsidiary	2.52	600,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated July 31, 2017, bearing interest at a rate of 1.03% per annum, with a principal amount of $23,820,000, a repurchase price of $23,820,682, and a maturity date of August 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	10/31/2022	$24,215,400	$24,315,953

As of July 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.16%	$4,080,000
Commodity Strategy Subsidiary	1.80	900,000
Global Trends	10.17	5,085,000
Global Trends Subsidiary	2.52	1,260,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated July 31, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,417, and a maturity date of August 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2044	$49,575,000	$51,001,769

As of July 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.16%	$6,940,000
Commodity Strategy Subsidiary	1.81	1,535,000
Global Trends	10.18	8,650,000
Global Trends Subsidiary	2.52	2,145,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated July 31, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $85,000,000, a repurchase price of $85,002,456, and a maturity date of August 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/28/2021	$87,832,700	$86,681,730

As of July 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.16%	$1,695,000
Commodity Strategy Subsidiary	1.81	375,000
Global Trends	10.16	2,110,000
Global Trends Subsidiary	2.50	520,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated July 31, 2017, bearing interest at a rate of 1.06% per annum, with a principal amount of $20,775,000, a repurchase price of $20,775,612, and a maturity date of August 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	08/31/2022	$21,010,000	$21,197,020

As of July 31, 2017, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.18%	$8,175,000
Commodity Strategy Subsidiary	1.82	1,820,000
Global Trends	10.19	10,190,000
Global Trends Subsidiary	2.54	2,540,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated July 31, 2017, bearing interest at a rate of 1.00% per annum, with a principal amount of $100,000,000, a repurchase price of $100,002,778, and a maturity date of August 1, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2018	$102,554,000	$102,075,419

Note 4. Federal Income Taxes

At July 31, 2017, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$1,635,070	$(18,735)	$1,616,335	$22,443,700
Commodity Strategy†	1,952	(10,577,973)	(10,576,021)	50,614,352
ESG Dividend	1,361,278	(599,734)	761,544	19,559,135
Focused Alpha Large-Cap	150,778,460	(5,004,790)	145,773,670	465,834,399
Focused Multi-Cap Growth	189,983,710	(1,944,784)	188,038,926	359,068,277
Global Trends†	—	(16,670,392)	(16,670,392)	52,492,487
Income Explorer	1,251,124	(16,761)	1,234,363	36,654,682
Small-Cap	10,529,400	(3,059,167)	7,470,233	44,889,432

†	Consolidated (See Note 1)

Note 5. Subsequent Event

As described in the Prospectus, under the Master Agreement with Prudential Global Funding, LLC, if certain low interest rate conditions occur and the 2020 High Watermark Fund (the “Fund”) is within three years of its Protected Maturity Date, such Fund can terminate early. An Early Fund Termination means that the Fund will accelerate its Protected Maturity Date so that shareholders will receive the Fund’s Protected High Watermark Value on the new Protected Maturity Date, subject to the terms and conditions set forth in the Prospectus. Due to recent market conditions, the Early Fund Termination conditions occurred on September 1, 2017, and the Board of Trustees of the SunAmerica Specialty Series (the “Board”) concluded that it would be advisable and in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund after considering appropriate action under all of the circumstances. Accordingly, the Board approved a Plan of Liquidation for the Fund, pursuant to which the Fund will be liquidated on or about October 30, 2017. October 30, 2017 is also the new Protected Maturity Date so that shareholders will receive the benefit of the Protected High Watermark Value on that date, subject to the terms and conditions set forth in the Prospectus.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	September 28, 2017